JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	694
1.13%, 5/15/2040	5,500	5,443
3.88%, 8/15/2040	235	350
3.63%, 8/15/2043	16,214	23,623
3.75%, 11/15/2043	10,188	15,135
3.63%, 2/15/2044	7,780	11,369
3.00%, 11/15/2044	17,000	22,718
2.50%, 2/15/2045	17,900	22,029
2.88%, 8/15/2045	2,300	3,025
2.25%, 8/15/2046	11,193	13,244
3.13%, 5/15/2048	3,757	5,255
2.25%, 8/15/2049	5,365	6,435
2.38%, 11/15/2049	2,000	2,465
2.00%, 2/15/2050	8,859	10,127
1.25%, 5/15/2050	7,000	6,709
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	435
3.63%, 4/15/2028	799	1,690
2.50%, 1/15/2029	300	455
U.S. Treasury Inflation Indexed Notes
0.13%, 1/15/2022	2,453	2,804
U.S. Treasury Notes
2.38%, 12/31/2020	880	891
2.63%, 5/15/2021	1,006	1,029
3.13%, 5/15/2021	2,250	2,313
2.13%, 8/15/2021	13,000	13,300
1.13%, 9/30/2021	6,240	6,318
2.00%, 10/31/2021	1,100	1,128
1.88%, 11/30/2021	5,100	5,230
1.75%, 2/28/2022	12,700	13,048
2.13%, 5/15/2022	50,000	51,901
1.75%, 7/15/2022	5,000	5,167
1.63%, 8/31/2022	3,000	3,097
2.00%, 10/31/2022	1,650	1,722
1.50%, 2/28/2023	3,000	3,108
1.75%, 5/15/2023	2,221	2,323
2.50%, 5/15/2024	8,840	9,623
1.88%, 8/31/2024	569	608
2.25%, 11/15/2024	400	435
1.75%, 12/31/2024	13,555	14,458
2.00%, 2/15/2025	35,000	37,780
2.88%, 4/30/2025	1,212	1,364
1.75%, 12/31/2026	10,154	10,997
2.88%, 5/15/2028	1,198	1,415
1.63%, 8/15/2029	130	142
1.50%, 2/15/2030	1,036	1,120
U.S. Treasury STRIPS Bonds
3.89%, 8/15/2021 (a)	6,100	6,086
3.34%, 11/15/2021 (a)	11,340	11,307
3.22%, 2/15/2022 (a)	11,793	11,755
2.51%, 5/15/2022 (a)	18,545	18,477
3.16%, 8/15/2022 (a)	1,905	1,897
2.16%, 11/15/2022 (a)	18,375	18,289
3.61%, 2/15/2023 (a)	38,462	38,254
3.12%, 5/15/2023 (a)	14,070	13,980
2.40%, 8/15/2023 (a)	13,900	13,786
2.49%, 11/15/2023 (a)	4,845	4,802
1.85%, 2/15/2024 (a)	11,355	11,229
1.71%, 8/15/2024 (a)	20,600	20,300
7.14%, 5/15/2026 (a)	1,500	1,455
3.64%, 8/15/2026 (a)	1,592	1,540
4.36%, 5/15/2027 (a)	6,550	6,286
4.09%, 8/15/2034 (a)	1,650	1,423
2.36%, 11/15/2041 (a)	500	366

TOTAL U.S. TREASURY OBLIGATIONS (Cost $481,226)		523,754

CORPORATE BONDS — 24.7%
Aerospace & Defense — 0.6%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	572
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	144
Boeing Co. (The)
4.51%, 5/1/2023	2,503	2,586
4.88%, 5/1/2025	605	642
5.15%, 5/1/2030	940	1,004
5.71%, 5/1/2040	745	815
L3Harris Technologies, Inc. 3.83%, 4/27/2025	850	918
Northrop Grumman Corp. 3.25%, 1/15/2028	200	222
Precision Castparts Corp. 3.25%, 6/15/2025	897	989
Raytheon Technologies Corp.
4.50%, 6/1/2042	2,799	3,431
4.15%, 5/15/2045	543	643
Rockwell Collins, Inc.
3.20%, 3/15/2024	350	371
4.35%, 4/15/2047	199	228

		12,565

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	143	127

Banks — 5.0%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,315
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,234
ANZ New Zealand Int’l Ltd. (New Zealand)
2.85%, 8/6/2020 (b)	402	404
2.55%, 2/13/2030 (b)	1,245	1,286
ASB Bank Ltd. (New Zealand)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.13%, 5/23/2024 (b)	905	955
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	263	288
Banco Santander SA (Spain)
3.13%, 2/23/2023	400	413
2.75%, 5/28/2025	800	816
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	608
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,915
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,825
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	582
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	560
3.25%, 10/21/2027	1,189	1,300
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,872
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,155	4,520
(SOFR + 2.15%), 2.59%, 4/29/2031 (d)	1,510	1,552
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	974
Bank of Nova Scotia (The) (Canada) 1.63%, 5/1/2023	3,330	3,390
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023(b)	540	581
2.38%, 11/21/2024(b)	813	842
Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,000	1,060
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	290	305
3.38%, 1/9/2025 (b)	425	451
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (d)	1,065	1,091
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021(b)	450	459
2.65%, 11/3/2022(b)	632	654
Capital One Bank USA NA 3.38%, 2/15/2023	300	311
Citigroup, Inc.
3.88%, 3/26/2025	500	540
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	355	378
4.40%, 6/10/2025	865	957
(SOFR + 2.75%), 3.11%, 4/8/2026 (d)	1,900	1,999
4.30%, 11/20/2026	1,200	1,336
6.63%, 1/15/2028	250	319
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	1,573	1,708
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	1,000	1,118
8.13%, 7/15/2039	223	375
Citizens Bank NA 3.70%, 3/29/2023	720	763
Commonwealth Bank of Australia (Australia)
3.45%, 3/16/2023 (b)	600	643
4.50%, 12/9/2025 (b)	832	933
3.74%, 9/12/2039 (b)	711	721
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	867
3.75%, 7/21/2026	945	1,023
5.80%, 9/30/2110 (b)	500	871
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	500	529
4.38%, 3/17/2025 (b)	1,250	1,349
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.80%, 6/9/2023	800	849
3.75%, 3/26/2025	340	369
Discover Bank
3.35%, 2/6/2023	343	352
4.25%, 3/13/2026	1,205	1,289
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	590
HSBC Holdings plc (United Kingdom)
4.00%, 3/30/2022	552	581
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	991	1,029
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	1,054	1,125
4.25%, 8/18/2025	939	1,009
3.90%, 5/25/2026	200	220
KeyBank NA 3.18%, 5/22/2022	729	752
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	612	629
4.58%, 12/10/2025	400	433
4.38%, 3/22/2028	475	532
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	243	247
3.41%, 3/7/2024	1,260	1,341
3.75%, 7/18/2039	760	837
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	742	755
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	875	886
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (d)	720	751
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	800	880

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	1,025	1,087
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022(b)	1,025	1,066
Nordea Bank Abp (Finland) 4.25%, 9/21/2022(b)	945	989
Royal Bank of Canada (Canada)
3.70%, 10/5/2023	1,000	1,089
4.65%, 1/27/2026	337	387
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	480	512
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	332
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (d)	900	911
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	640	723
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	452	457
3.57%, 1/10/2023	200	206
Societe Generale SA (France)
3.88%, 3/28/2024 (b)	815	858
3.00%, 1/22/2030 (b)	2,008	1,998
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (b)	700	746
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	417
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (d)	570	574
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (d)	550	598
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	213
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	542	563
3.10%, 1/17/2023	689	723
4.44%, 4/2/2024 (b)	500	538
2.63%, 7/14/2026	872	920
3.04%, 7/16/2029	1,315	1,399
Truist Bank 3.30%, 5/15/2026	400	428
Truist Financial Corp.
2.90%, 3/3/2021	253	257
4.00%, 5/1/2025	265	299
US Bancorp 7.50%, 6/1/2026	1,277	1,662
Wells Fargo & Co.
3.50%, 3/8/2022	850	890
3.07%, 1/24/2023	500	515
4.48%, 1/16/2024	702	774
3.75%, 1/24/2024	675	726
3.30%, 9/9/2024	1,000	1,077
3.00%, 4/22/2026	993	1,063
(SOFR + 2.00%), 2.19%, 4/30/2026 (d)	425	431
4.10%, 6/3/2026	637	698
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	1,395	1,483
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	1,120	1,121
4.65%, 11/4/2044	1,180	1,400
4.40%, 6/14/2046	300	339
4.75%, 12/7/2046	325	383
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	690	750

		95,050

Beverages — 0.9%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	3,945	4,499
4.90%, 2/1/2046	2,235	2,592
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	79
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	441	521
3.50%, 6/1/2030	510	560
4.35%, 6/1/2040	800	893
4.44%, 10/6/2048	780	851
4.50%, 6/1/2050	1,050	1,173
4.60%, 6/1/2060	375	424
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	790	803
Constellation Brands, Inc.
4.40%, 11/15/2025	325	370
5.25%, 11/15/2048	220	276
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	870	879
2.00%, 4/29/2030	1,180	1,199
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	296
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	500	535
4.42%, 5/25/2025	149	170
3.43%, 6/15/2027	250	271
4.99%, 5/25/2038	215	270

		16,661

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Biotechnology — 0.5%
AbbVie, Inc.
3.38%, 9/15/2020 (b)	453	457
3.45%, 3/15/2022 (b)	937	975
2.80%, 3/15/2023 (b)	525	544
3.85%, 6/15/2024 (b)	443	484
3.20%, 11/21/2029 (b)	1,832	1,963
4.05%, 11/21/2039 (b)	1,809	2,031
4.63%, 10/1/2042 (b)	480	574
4.40%, 11/6/2042	790	918
4.45%, 5/14/2046	190	220
Baxalta, Inc.
3.60%, 6/23/2022	149	156
5.25%, 6/23/2045	50	68
Biogen, Inc.
2.25%, 5/1/2030	315	319
3.15%, 5/1/2050	310	300

		9,009

Building Products — 0.0% (c)
Masco Corp. 6.50%, 8/15/2032	600	705

Capital Markets — 2.3%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	279
BlackRock, Inc. 1.90%, 1/28/2031	1,400	1,436
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	463
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	353
4.85%, 3/29/2029	411	460
4.70%, 9/20/2047	427	437
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	439
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	729	752
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	250	256
4.28%, 1/9/2028 (b)	1,162	1,271
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,000	1,015
3.30%, 11/16/2022	1,000	1,009
FMR LLC 6.45%, 11/15/2039 (b)	500	713
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	505	516
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	507
3.50%, 1/23/2025	557	598
3.75%, 5/22/2025	1,984	2,161
4.25%, 10/21/2025	1,415	1,572
3.50%, 11/16/2026	469	506
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	2,287
6.75%, 10/1/2037	685	947
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	979
Invesco Finance plc
4.00%, 1/30/2024	657	697
3.75%, 1/15/2026	390	419
Jefferies Group LLC 6.45%, 6/8/2027	749	831
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	1,000	1,108
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (b)	1,650	1,700
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	734
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	799
Morgan Stanley
5.50%, 7/24/2020	475	478
5.50%, 7/28/2021	559	589
3.75%, 2/25/2023	3,429	3,667
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,765	1,884
4.00%, 7/23/2025	2,873	3,212
3.88%, 1/27/2026	946	1,064
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	985	1,012
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	1,265	1,532
4.30%, 1/27/2045	485	588
Nomura Holdings, Inc. (Japan) 2.65%, 1/16/2025	1,094	1,130
Northern Trust Corp. 1.95%, 5/1/2030	1,885	1,935
State Street Corp. 3.10%, 5/15/2023	369	393
UBS AG (Switzerland) 1.75%, 4/21/2022 (b)	870	884
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (b)	269	280
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	206
4.13%, 9/24/2025 (b)	300	335
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (d)	965	1,019

		45,452

Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 5/15/2027	1,540	1,588
2.80%, 5/15/2050	1,080	1,130
Albemarle Corp. 5.45%, 12/1/2044	150	155
DuPont de Nemours, Inc. 5.32%, 11/15/2038	215	272
International Flavors & Fragrances, Inc.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.45%, 9/26/2028	300	324
5.00%, 9/26/2048	365	414
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	199
4.13%, 3/15/2035	455	489
5.00%, 4/1/2049	230	283
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	407
Union Carbide Corp. 7.75%, 10/1/2096	850	1,074

		6,335

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	450
5.13%, 5/18/2045 (b)	893	995
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	811

		2,256

Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	390	357
3.50%, 1/15/2025	600	509
Avolon Holdings Funding Ltd. (Ireland) 4.38%, 5/1/2026 (b)	820	668
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,115
4.20%, 10/29/2025	250	264
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	620	547

		3,460

Containers & Packaging — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	845	984
WRKCo, Inc.
3.75%, 3/15/2025	400	432
3.90%, 6/1/2028	170	183

		1,599

Diversified Consumer Services — 0.2%
Emory University Series 2020, 2.14%, 9/1/2030	1,060	1,082
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	622
President & Fellows of Harvard College 3.30%, 7/15/2056	643	776
University of Southern California Series A, 3.23%, 10/1/2120	570	557

		3,037

Diversified Financial Services — 0.7%
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (b)	1,215	1,346
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,583	3,578
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	1,236	1,239
3.48%, 6/16/2025 (b)	1,436	1,503
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	539	559
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	606	621
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	330
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	572
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,383
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	634	663
3.13%, 3/16/2024 (b)	750	807
4.40%, 5/27/2045 (b)	513	651

		14,252

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.95%, 1/15/2025	1,126	1,233
3.60%, 7/15/2025	500	543
2.30%, 6/1/2027	2,340	2,367
4.30%, 2/15/2030	826	939
3.50%, 6/1/2041	646	650
5.38%, 10/15/2041	313	382
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	685	740
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (b)	175	192
4.88%, 3/6/2042 (b)	232	276
Qwest Corp. 6.75%, 12/1/2021	741	781
Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	316	326
Verizon Communications, Inc.
2.63%, 8/15/2026	306	330
4.33%, 9/21/2028	962	1,149
3.15%, 3/22/2030	2,190	2,428
4.40%, 11/1/2034	1,895	2,325
4.27%, 1/15/2036	1,445	1,741
5.25%, 3/16/2037	457	615
4.86%, 8/21/2046	396	531
4.67%, 3/15/2055	400	550

		18,098

Electric Utilities — 1.7%
Alabama Power Co. 6.13%, 5/15/2038	239	328
Arizona Public Service Co. 5.05%, 9/1/2041	200	245
Baltimore Gas & Electric Co.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.50%, 8/15/2046	376	407
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,335
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	831	846
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	157
Duke Energy Progress LLC
4.10%, 5/15/2042	273	327
4.10%, 3/15/2043	125	148
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	749
Edison International
3.55%, 11/15/2024	1,591	1,657
5.75%, 6/15/2027	400	451
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	793
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (b)	265	301
3.63%, 5/25/2027 (b)	740	788
Entergy Arkansas LLC 3.50%, 4/1/2026	175	196
Entergy Corp. 2.95%, 9/1/2026	336	366
Entergy Louisiana LLC 3.05%, 6/1/2031	629	695
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,806
Evergy, Inc. 2.90%, 9/15/2029	985	1,027
FirstEnergy Corp.
2.65%, 3/1/2030	1,095	1,141
Series C, 4.85%, 7/15/2047	289	364
Series C, 3.40%, 3/1/2050	1,040	1,097
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	286
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	536
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,125
Series IO, 8.05%, 7/7/2024	350	448
ITC Holdings Corp.
2.70%, 11/15/2022	900	935
2.95%, 5/14/2030 (b)	440	463
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	642
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	736	917
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	228	231
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	357
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	142
5.45%, 5/15/2041	305	377
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	493	541
NRG Energy, Inc. 4.45%, 6/15/2029 (b)	615	661
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	143
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	161
Pepco Holdings LLC 7.45%, 8/15/2032	316	439
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,568
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	209
Progress Energy, Inc.
3.15%, 4/1/2022	673	698
7.00%, 10/30/2031	300	411
Public Service Co. of Colorado 3.55%, 6/15/2046	214	231
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,457
Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	434
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	443
Series 08-A, 5.95%, 2/1/2038	200	259
4.05%, 3/15/2042	552	612
Southwestern Public Service Co. 4.50%, 8/15/2041	200	241
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	427

		32,618

Electrical Equipment — 0.0% (c)
Eaton Corp.
7.63%, 4/1/2024	300	349
4.00%, 11/2/2032	170	193

		542

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	201
3.25%, 9/8/2024	219	230
3.88%, 1/12/2028	442	451
Corning, Inc. 3.90%, 11/15/2049	1,043	1,101

		1,983

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	352
Halliburton Co. 4.75%, 8/1/2043	540	510
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (b)	13	14

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.90%, 5/17/2028 (b)	1,126	1,175

		2,051

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,154
Walt Disney Co. (The)
8.88%, 4/26/2023	430	521
6.20%, 12/15/2034	100	144

		1,819

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	148
4.00%, 2/1/2050	653	734
American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	474
American Tower Corp.
5.00%, 2/15/2024	974	1,110
3.38%, 10/15/2026	312	344
2.90%, 1/15/2030	350	371
3.70%, 10/15/2049	935	1,035
American Tower Trust #1 3.07%, 3/15/2023 (b)	750	767
Boston Properties LP
3.20%, 1/15/2025	532	558
3.65%, 2/1/2026	483	518
Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	401
Crown Castle International Corp. 4.00%, 3/1/2027	264	295
Digital Realty Trust LP 3.70%, 8/15/2027	252	281
Duke Realty LP 3.25%, 6/30/2026	239	254
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	1,604	1,525
Healthpeak Properties, Inc.
4.20%, 3/1/2024	230	241
3.88%, 8/15/2024	794	850
3.40%, 2/1/2025	265	276
3.50%, 7/15/2029	772	784
Life Storage LP 4.00%, 6/15/2029	859	888
National Retail Properties, Inc.
4.00%, 11/15/2025	783	822
4.30%, 10/15/2028	620	630
Office Properties Income Trust 4.00%, 7/15/2022	784	774
Realty Income Corp. 4.65%, 3/15/2047	556	669
Regency Centers LP 2.95%, 9/15/2029	745	715
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	428
SITE Centers Corp. 4.70%, 6/1/2027	330	324
UDR, Inc.
2.95%, 9/1/2026	382	385
3.00%, 8/15/2031	305	311
Ventas Realty LP
3.50%, 2/1/2025	242	241
4.13%, 1/15/2026	406	408
3.85%, 4/1/2027	554	548
Welltower, Inc.
2.70%, 2/15/2027	414	398
3.10%, 1/15/2030	670	640
6.50%, 3/15/2041	350	419
WP Carey, Inc. 4.25%, 10/1/2026	350	361

		19,927

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (b)	810	767
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	647	670
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,357

		2,794

Food Products — 0.3%
Campbell Soup Co. 4.80%, 3/15/2048	335	426
Cargill, Inc.
3.30%, 3/1/2022 (b)	600	626
3.25%, 3/1/2023 (b)	115	122
2.13%, 4/23/2030 (b)	1,417	1,440
Conagra Brands, Inc. 5.30%, 11/1/2038	220	280
General Mills, Inc.
4.00%, 4/17/2025	490	553
4.15%, 2/15/2043	450	517
Kellogg Co. 2.10%, 6/1/2030	620	620
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	176
Mondelez International, Inc.
1.50%, 5/4/2025	370	377
2.75%, 4/13/2030	679	716
Tyson Foods, Inc.
4.88%, 8/15/2034	300	362
5.15%, 8/15/2044	210	256

		6,471

Gas Utilities — 0.3%
Atmos Energy Corp.
4.15%, 1/15/2043	828	984
4.13%, 10/15/2044	125	152
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	362
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	520
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	339

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	382	385
Series C, 3.90%, 11/15/2049	807	819
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	658
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	487
4.80%, 3/15/2047 (b)	367	398

		5,104

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
4.75%, 11/30/2036	380	503
4.90%, 11/30/2046	1,185	1,671
Becton Dickinson and Co. 4.67%, 6/6/2047	600	747
Boston Scientific Corp. 3.75%, 3/1/2026	530	600
Covidien International Finance SA 2.95%, 6/15/2023	399	424
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,090

		5,035

Health Care Providers & Services — 0.7%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	721
Aetna, Inc. 6.75%, 12/15/2037	440	623
Anthem, Inc.
4.63%, 5/15/2042	500	614
4.65%, 1/15/2043	535	662
4.65%, 8/15/2044	100	125
Ascension Health Series B, 2.53%, 11/15/2029	430	452
Cigna Corp. 4.50%, 2/25/2026 (b)	300	348
CVS Health Corp.
4.30%, 3/25/2028	779	888
3.25%, 8/15/2029	895	968
HCA, Inc.
5.25%, 6/15/2026	850	968
5.13%, 6/15/2039	725	844
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	266
Memorial Health Services 3.45%, 11/1/2049	1,340	1,322
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	251
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	166
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	1,137	1,248
Texas Health Resources 4.33%, 11/15/2055	300	365
UnitedHealth Group, Inc.
2.00%, 5/15/2030	600	618
4.63%, 7/15/2035	400	522
3.50%, 8/15/2039	815	938

		12,909

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 4.70%, 12/9/2035	700	878
Starbucks Corp. 2.55%, 11/15/2030	780	797

		1,675

Household Products — 0.0% (c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	720

Independent Power and Renewable Electricity Producers — 0.0% (c)
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	264
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	483

		747

Industrial Conglomerates — 0.2%
General Electric Co.
3.10%, 1/9/2023	573	590
5.55%, 1/5/2026	1,114	1,237
3.45%, 5/1/2027	540	535
3.63%, 5/1/2030	780	771
5.88%, 1/14/2038	95	106
Honeywell International, Inc. 1.95%, 6/1/2030	1,050	1,074
Roper Technologies, Inc. 3.00%, 12/15/2020	192	194

		4,507

Insurance — 1.0%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (b)	445	482
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	732
American International Group, Inc. 3.88%, 1/15/2035	605	659
Assurant, Inc. 4.20%, 9/27/2023	660	692
Athene Global Funding 2.95%, 11/12/2026 (b)	2,800	2,792
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,254
CNA Financial Corp. 3.95%, 5/15/2024	463	499
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (e) (f)	526	556
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	250

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	450
Jackson National Life Global Funding 3.05%, 4/29/2026(b)	675	716
Liberty Mutual Group, Inc.
4.57%, 2/1/2029(b)	408	460
3.95%, 10/15/2050(b)	900	918
Liberty Mutual Insurance Co. 8.50%, 5/15/2025(b)	100	125
Lincoln National Corp. 4.20%, 3/15/2022	598	632
Markel Corp. 3.50%, 11/1/2027	200	211
MassMutual Global Funding II 2.50%, 10/17/2022(b)	626	653
MetLife, Inc. 4.88%, 11/13/2043	600	761
Metropolitan Life Global Funding I 3.88%, 4/11/2022(b)	1,277	1,343
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	529
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067(b)(d)	266	262
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(d)(e)(f)	360	347
Prudential Financial, Inc. 3.91%, 12/7/2047	300	318
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(b)	1,750	2,253
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(b)(d)	600	661
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047(b)	400	470

		19,025

IT Services — 0.4%
DXC Technology Co. 4.25%, 4/15/2024	478	504
Fiserv, Inc.
3.20%, 7/1/2026	395	430
4.40%, 7/1/2049	375	455
Global Payments, Inc. 4.15%, 8/15/2049	795	890
International Business Machines Corp.
3.30%, 5/15/2026	1,530	1,714
1.70%, 5/15/2027	2,675	2,714
Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,145

		7,852

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	369	393
4.15%, 2/1/2024	343	382

		775

Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	479
Otis Worldwide Corp. 2.57%, 2/15/2030(b)	1,430	1,444
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	680
Xylem, Inc. 3.25%, 11/1/2026	197	213

		2,816

Media — 0.8%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	691
4.80%, 3/1/2050	1,475	1,642
Comcast Corp.
3.95%, 10/15/2025	696	797
3.15%, 3/1/2026	740	821
3.55%, 5/1/2028	443	502
1.95%, 1/15/2031	1,345	1,347
4.20%, 8/15/2034	555	674
4.60%, 10/15/2038	845	1,049
3.25%, 11/1/2039	715	782
3.45%, 2/1/2050	918	1,017
4.95%, 10/15/2058	620	868
Cox Communications, Inc. 4.60%, 8/15/2047(b)	275	322
Discovery Communications LLC 6.35%, 6/1/2040	569	700
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	236
6.13%, 1/31/2046	200	241
Time Warner Cable LLC
6.55%, 5/1/2037	400	510
5.50%, 9/1/2041	359	424
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,022
ViacomCBS, Inc.
4.00%, 1/15/2026	792	847
4.85%, 7/1/2042	140	138
4.38%, 3/15/2043	464	442

		15,072

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027(b)	500	510
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	402
Steel Dynamics, Inc.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.45%, 4/15/2030	909	903

		1,815

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	235	267

Multi-Utilities — 0.4%
CMS Energy Corp. 3.00%, 5/15/2026	475	507
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	257
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	341
Series F, 5.25%, 8/1/2033	920	1,076
NiSource, Inc.
3.85%, 2/15/2023	370	390
5.80%, 2/1/2042	1,256	1,686
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	342
3.95%, 11/15/2041	379	415
Sempra Energy 4.05%, 12/1/2023	1,013	1,100
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	563	574
3.25%, 6/15/2026	254	268

		6,956

Oil, Gas & Consumable Fuels — 1.8%
Apache Corp.
3.25%, 4/15/2022	56	54
4.75%, 4/15/2043	556	430
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	793
Boardwalk Pipelines LP 4.80%, 5/3/2029	410	400
BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	498
Buckeye Partners LP 5.85%, 11/15/2043	770	642
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	990
Chevron Corp. 2.24%, 5/11/2030	615	648
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	244
4.13%, 1/16/2025	533	540
Enable Midstream Partners LP
4.95%, 5/15/2028	325	275
4.15%, 9/15/2029	594	484
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	215	230
4.50%, 6/10/2044	350	362
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	384
Energy Transfer Operating LP
4.75%, 1/15/2026	321	342
6.25%, 4/15/2049	800	868
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	976
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	519
3.70%, 2/15/2026	506	564
4.20%, 1/31/2050	530	569
3.70%, 1/31/2051	770	774
3.95%, 1/31/2060	490	490
Exxon Mobil Corp.
2.99%, 3/19/2025	1,410	1,543
2.61%, 10/15/2030	1,290	1,372
3.00%, 8/16/2039	895	950
Hess Corp. 6.00%, 1/15/2040	510	514
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,216
Magellan Midstream Partners LP
3.20%, 3/15/2025	353	361
5.15%, 10/15/2043	600	643
Marathon Petroleum Corp. 3.63%, 9/15/2024	200	208
MPLX LP
5.25%, 1/15/2025	268	278
4.13%, 3/1/2027	259	268
4.50%, 4/15/2038	338	335
5.20%, 3/1/2047	323	351
4.70%, 4/15/2048	65	66
5.50%, 2/15/2049	585	662
Noble Energy, Inc. 6.00%, 3/1/2041	999	918
ONEOK Partners LP
3.38%, 10/1/2022	151	152
5.00%, 9/15/2023	334	354
6.65%, 10/1/2036	350	385
ONEOK, Inc.
3.40%, 9/1/2029	615	568
5.20%, 7/15/2048	850	856
Ovintiv, Inc. 7.38%, 11/1/2031	760	650
Phillips 66 Partners LP 3.15%, 12/15/2029	985	964
Plains All American Pipeline LP 4.70%, 6/15/2044	610	535
Spectra Energy Partners LP 5.95%, 9/25/2043	452	556
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,524
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	244	246
6.10%, 2/15/2042	400	411
5.30%, 4/1/2044	170	168
TC PipeLines LP 3.90%, 5/25/2027	391	400
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	554	560
3.50%, 1/15/2028 (b)	90	92
Total Capital International SA (France)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.46%, 7/12/2049	815	872
3.13%, 5/29/2050	1,180	1,192
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	457
Valero Energy Corp.
2.70%, 4/15/2023	735	761
7.50%, 4/15/2032	175	230
Williams Cos., Inc. (The)
3.90%, 1/15/2025	512	547
4.85%, 3/1/2048	409	455

		34,696

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	2,032

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	452
4.00%, 9/18/2042	240	293
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	810	909
4.13%, 6/15/2039 (b)	545	690
5.70%, 10/15/2040 (b)	633	911
5.00%, 8/15/2045 (b)	975	1,345
Eli Lilly and Co. 2.25%, 5/15/2050	575	541
Mylan NV 3.95%, 6/15/2026	300	326
Pfizer, Inc.
3.90%, 3/15/2039	950	1,145
2.55%, 5/28/2040	550	556
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,891
Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028	895	1,096
Zoetis, Inc. 2.00%, 5/15/2030	760	765

		10,920

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	590
4.38%, 9/1/2042	375	456
5.15%, 9/1/2043	769	1,027
3.55%, 2/15/2050	653	728
CSX Corp.
5.50%, 4/15/2041	150	200
4.75%, 5/30/2042	191	238
4.75%, 11/15/2048	600	771
3.35%, 9/15/2049	95	102
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	580
Norfolk Southern Corp. 4.05%, 8/15/2052	600	695
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,195
Ryder System, Inc. 2.88%, 9/1/2020	517	517

		7,099

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 4.50%, 12/5/2036	300	350
Broadcom, Inc.
4.11%, 9/15/2028 (b)	1,838	1,932
4.75%, 4/15/2029 (b)	1,575	1,725
QUALCOMM, Inc. 2.15%, 5/20/2030	2,055	2,108

		6,115

Software — 0.4%
Microsoft Corp.
3.50%, 2/12/2035	291	352
4.20%, 11/3/2035	615	807
4.10%, 2/6/2037	800	1,018
4.00%, 2/12/2055	660	863
3.95%, 8/8/2056	324	423
Oracle Corp.
4.30%, 7/8/2034	82	101
3.80%, 11/15/2037	500	569
3.60%, 4/1/2040	1,600	1,768
4.38%, 5/15/2055	900	1,138

		7,039

Specialty Retail — 0.2%
Home Depot, Inc. (The) 3.13%, 12/15/2049	1,630	1,779
Lowe’s Cos., Inc.
3.65%, 4/5/2029	418	473
4.65%, 4/15/2042	739	909
4.55%, 4/5/2049	403	502
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	473
TJX Cos., Inc. (The) 3.88%, 4/15/2030	490	575

		4,711

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.20%, 5/11/2027	686	774
3.00%, 6/20/2027	1,125	1,257
3.85%, 5/4/2043	150	185
3.45%, 2/9/2045	1,130	1,306
3.85%, 8/4/2046	569	696
3.75%, 11/13/2047	150	181
2.95%, 9/11/2049	1,094	1,182
Dell International LLC 6.02%, 6/15/2026 (b)	1,410	1,593

		7,174

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	852
3.38%, 12/2/2026	400	438

		1,290

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	265	281

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	120

		401

Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.75%, 6/1/2026	985	897
3.25%, 10/1/2029	2,080	1,771
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	490	392
3.50%, 11/1/2027 (b)	700	485
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (b)	450	450
3.50%, 10/10/2024 (b)	310	318
International Lease Finance Corp. 5.88%, 8/15/2022	506	514

		4,827

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	893
3.45%, 5/1/2050	1,096	1,202

		2,095

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	961
4.38%, 4/22/2049	441	521
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	680
T-Mobile USA, Inc.
3.50%, 4/15/2025 (b)	1,420	1,521
3.75%, 4/15/2027 (b)	2,275	2,461
3.88%, 4/15/2030 (b)	1,980	2,146
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	643
4.88%, 6/19/2049	1,105	1,376

		10,309

TOTAL CORPORATE BONDS (Cost $446,030)		480,794

MORTGAGE-BACKED SECURITIES — 17.7%
FHLMC
Pool # 846812, ARM, 4.05%, 4/1/2030 (g)	7	7
Pool # 781087, ARM, 3.98%, 12/1/2033 (g)	183	186
Pool # 1B1665, ARM, 3.64%, 4/1/2034 (g)	135	139
Pool # 847356, ARM, 4.19%, 12/1/2034 (g)	95	95
Pool # 782979, ARM, 3.88%, 1/1/2035 (g)	149	157
Pool # 1Q0025, ARM, 3.88%, 2/1/2036 (g)	51	54
Pool # 848431, ARM, 4.14%, 2/1/2036 (g)	94	99
Pool # 1L1286, ARM, 3.75%, 5/1/2036 (g)	32	34
Pool # 848365, ARM, 4.37%, 7/1/2036 (g)	88	92
Pool # 1A1096, ARM, 3.36%, 10/1/2036 (g)	124	129
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (g)	12	12
Pool # 1J1348, ARM, 4.21%, 10/1/2036 (g)	71	71
Pool # 1G2671, ARM, 3.65%, 11/1/2036 (g)	114	116
Pool # 782760, ARM, 4.33%, 11/1/2036 (g)	140	147
Pool # 1J1634, ARM, 4.09%, 12/1/2036 (g)	83	88
Pool # 1J0282, ARM, 3.88%, 2/1/2037 (g)	43	44
Pool # 1Q0739, ARM, 3.75%, 3/1/2037 (g)	156	163
Pool # 848699, ARM, 4.22%, 7/1/2040 (g)	240	250
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032 251		270
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	20	23
Pool # G01448, 7.00%, 8/1/2032	45	53
Pool # A13625, 5.50%, 10/1/2033	236	276
Pool # A16107, 6.00%, 12/1/2033	74	82
Pool # A17537, 6.00%, 1/1/2034	97	114
Pool # A61572, 5.00%, 9/1/2034	531	610
Pool # A28796, 6.50%, 11/1/2034	102	121
Pool # G03369, 6.50%, 1/1/2035	239	271
Pool # A46987, 5.50%, 7/1/2035	510	586
Pool # G01919, 4.00%, 9/1/2035	305	328
Pool # C02641, 7.00%, 10/1/2036	83	97
Pool # C02660, 6.50%, 11/1/2036	174	203
Pool # A93383, 5.00%, 8/1/2040	450	516

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # A93511, 5.00%, 8/1/2040	498		571
Pool # G06493, 4.50%, 5/1/2041	1,779		1,979
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	43		48
Pool # G20027, 10.00%, 10/1/2030	12		13
Pool # U50105, 4.00%, 1/1/2032	605		649
Pool # U80254, 3.00%, 3/1/2033	480		510
Pool # P20409, 5.50%, 10/1/2033	89		98
Pool # P50201, 5.50%, 1/1/2034	56		60
Pool # U90975, 4.00%, 6/1/2042	2,062		2,255
Pool # U90673, 4.00%, 1/1/2043	479		524
Pool # U99134, 4.00%, 1/1/2046	8,356		9,144
Pool # U69030, 4.50%, 1/1/2046	3,493		3,863
FNMA
Pool # 470623, ARM, 1.13%, 3/1/2022 (g)	837		833
Pool # 54844, ARM, 2.70%, 9/1/2027 (g)	12		13
Pool # 303532, ARM, 4.05%, 3/1/2029 (g)	9		9
Pool # 555258, ARM, 3.28%, 1/1/2033 (g)	384		388
Pool # 722421, ARM, 3.29%, 7/1/2033 (g)	38		38
Pool # 686040, ARM, 3.85%, 7/1/2033 (g)	134		134
Pool # 722985, ARM, 4.53%, 7/1/2033 (g)	18		18
Pool # 746299, ARM, 4.06%, 9/1/2033 (g)	115		120
Pool # 749923, ARM, 3.90%, 11/1/2033 (g)	10		10
Pool # 766610, ARM, 3.71%, 1/1/2034 (g)	80		82
Pool # 920467, ARM, 4.75%, 2/1/2034 (g)	82		82
Pool # 770377, ARM, 3.11%, 4/1/2034 (g)	78		79
Pool # 751531, ARM, 2.71%, 5/1/2034 (g)	103		104
Pool # 782306, ARM, 3.80%, 7/1/2034 (g)	25		25
Pool # 790235, ARM, 3.74%, 8/1/2034 (g)	101		103
Pool # 735332, ARM, 3.86%, 8/1/2034 (g)	190		198
Pool # 791961, ARM, 3.19%, 9/1/2034 (g)	30		31
Pool # 725902, ARM, 3.90%, 9/1/2034 (g)	14		14
Pool # 803594, ARM, 3.56%, 10/1/2034 (g)	150		151
Pool # 803599, ARM, 3.67%, 10/1/2034 (g)	132		133
Pool # 896463, ARM, 4.44%, 10/1/2034 (g)	97		102
Pool # 806776, ARM, 2.83%, 11/1/2034 (g)	146		147
Pool # 806778, ARM, 3.48%, 11/1/2034 (g)	405		408
Pool # 810896, ARM, 3.03%, 1/1/2035 (g)	325		334
Pool # 802692, ARM, 3.62%, 1/1/2035 (g)	256		258
Pool # 816597, ARM, 3.54%, 2/1/2035 (g)	18		18
Pool # 745862, ARM, 3.49%, 4/1/2035 (g)	86		88
Pool # 735539, ARM, 3.67%, 4/1/2035 (g)	485		507
Pool # 821378, ARM, 2.14%, 5/1/2035 (g)	86		86
Pool # 823660, ARM, 2.88%, 5/1/2035 (g)	66		67
Pool # 745766, ARM, 3.73%, 6/1/2035 (g)	222		226
Pool # 843026, ARM, 3.35%, 9/1/2035 (g)	350		359
Pool # 832801, ARM, 3.73%, 9/1/2035 (g)	60		62
Pool # 849251, ARM, 3.66%, 1/1/2036 (g)	89		91
Pool # 872622, ARM, 2.42%, 6/1/2036 (g)	26		26
Pool # 895141, ARM, 3.44%, 7/1/2036 (g)	107		110
Pool # 900197, ARM, 4.27%, 10/1/2036 (g)	80		85
Pool # 966946, ARM, 3.79%, 1/1/2038 (g)	34		34
FNMA UMBS, 15 Year
Pool # 735911, 6.50%, 8/1/2020	—	(h)	—	(h)
Pool # 889634, 6.00%, 2/1/2023	187		195
Pool # 995381, 6.00%, 1/1/2024	44		46
Pool # 995425, 6.00%, 1/1/2024	109		115
Pool # AD0133, 5.00%, 8/1/2024	43		45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	10	11
Pool # 555791, 6.50%, 12/1/2022	27	30
Pool # 255217, 4.50%, 4/1/2024	20	22
Pool # 888656, 6.50%, 4/1/2025	41	46
Pool # MA1138, 3.50%, 8/1/2032	579	621
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	1	1
Pool # 399269, 7.00%, 4/1/2026	26	27
Pool # 689977, 8.00%, 3/1/2027	35	39
Pool # 695533, 8.00%, 6/1/2027	13	15
Pool # 756024, 8.00%, 9/1/2028	58	66
Pool # 755973, 8.00%, 11/1/2028	113	132
Pool # 455759, 6.00%, 12/1/2028	15	17
Pool # 252211, 6.00%, 1/1/2029	19	21
Pool # 459097, 7.00%, 1/1/2029	6	6
Pool # 889020, 6.50%, 11/1/2029	290	327
Pool # 598559, 6.50%, 8/1/2031	29	35
Pool # 622542, 5.50%, 9/1/2031	241	273
Pool # 788150, 6.00%, 3/1/2032	31	35
Pool # 649734, 7.00%, 6/1/2032	31	34
Pool # 675555, 6.00%, 12/1/2032	81	92
Pool # AL0045, 6.00%, 12/1/2032	298	343
Pool # 674349, 6.00%, 3/1/2033	12	13
Pool # 688625, 6.00%, 3/1/2033	21	24
Pool # 688655, 6.00%, 3/1/2033	24	27
Pool # 695584, 6.00%, 3/1/2033	6	7
Pool # 702901, 6.00%, 5/1/2033	96	112
Pool # 723852, 5.00%, 7/1/2033	122	139
Pool # 729296, 5.00%, 7/1/2033	256	291
Pool # 729379, 6.00%, 8/1/2033	23	26
Pool # 737825, 6.00%, 9/1/2033	31	36
Pool # 750977, 4.50%, 11/1/2033	86	95
Pool # 725017, 5.50%, 12/1/2033	406	474
Pool # 751341, 5.50%, 3/1/2034	42	47
Pool # 888568, 5.00%, 12/1/2034	9	11
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	2,808	3,347
Pool # 820347, 5.00%, 9/1/2035	80	92
Pool # 833657, 7.50%, 8/1/2036	40	46
Pool # 986648, 6.00%, 9/1/2037	139	160
Pool # 888892, 7.50%, 11/1/2037	43	52
Pool # 257510, 7.00%, 12/1/2038	123	151
Pool # AD0753, 7.00%, 1/1/2039	94	113
Pool # AT5891, 3.00%, 6/1/2043	2,851	3,104
Pool # AL7527, 4.50%, 9/1/2043	1,401	1,559
Pool # BM3500, 4.00%, 9/1/2047	4,332	4,816
Pool # BJ1778, 4.50%, 10/1/2047	1,670	1,815
Pool # BN9180, 4.00%, 6/1/2049	1,429	1,532
Pool # BK8753, 4.50%, 6/1/2049	4,288	4,713
Pool # BO1219, 4.50%, 6/1/2049	4,930	5,323
Pool # BO7077, 3.00%, 9/1/2049	3,672	3,878
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	14	16
Pool # 252409, 6.50%, 3/1/2029	52	58
Pool # 653815, 7.00%, 2/1/2033	9	9
Pool # 752786, 6.00%, 9/1/2033	62	69
Pool # 931717, 6.50%, 8/1/2039	281	321

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, Other
Pool # FN0005, 3.44%, 11/1/2020 (g)	313	316
Pool # 466836, 3.87%, 1/1/2021	1,436	1,441
Pool # FN0003, 4.33%, 1/1/2021 (g)	626	629
Pool # 467344, 4.48%, 2/1/2021	2,581	2,601
Pool # 468102, 4.34%, 6/1/2021	5,000	5,091
Pool # AL0602, 4.21%, 7/1/2021 (g)	758	779
Pool # 468159, 4.26%, 7/1/2021	1,887	1,925
Pool # AM1771, 2.12%, 9/1/2021	2,500	2,543
Pool # 470407, 3.16%, 2/1/2022	2,417	2,479
Pool # 470622, 2.75%, 3/1/2022	515	528
Pool # 471177, 2.94%, 5/1/2022	1,273	1,308
Pool # 471254, 2.98%, 7/1/2022	2,371	2,446
Pool # 471284, 2.98%, 7/1/2022	1,897	1,965
Pool # AM3789, 3.02%, 7/1/2023	2,214	2,343
Pool # AM7245, 2.95%, 8/1/2023	4,378	4,619
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,691
Pool # AM4628, 3.69%, 11/1/2023	1,469	1,591
Pool # AM4668, 3.76%, 11/1/2023	1,929	2,091
Pool # AM4716, 3.38%, 12/1/2023	1,922	2,072
Pool # AM7231, 2.92%, 12/1/2024	3,972	4,277
Pool # AM7589, 2.95%, 12/1/2024	1,534	1,651
Pool # AM7290, 2.97%, 12/1/2024	3,440	3,713
Pool # AM7576, 3.04%, 12/1/2024	3,973	4,300
Pool # AM7124, 3.11%, 12/1/2024	2,483	2,694
Pool # 470300, 3.64%, 1/1/2025	895	985
Pool # AM3833, 3.25%, 7/1/2025	3,547	3,898
Pool # AM4991, 3.97%, 12/1/2025	1,703	1,927
Pool # AL6805, 3.78%, 1/1/2026 (g)	3,456	3,881
Pool # 468645, 4.54%, 7/1/2026	2,575	2,961
Pool # AM6448, 3.25%, 9/1/2026	9,714	10,868
Pool # AM7223, 3.11%, 12/1/2026	3,454	3,824
Pool # AM7118, 3.14%, 12/1/2026	2,755	3,063
Pool # AM7485, 3.24%, 12/1/2026	4,235	4,769
Pool # AM7390, 3.26%, 12/1/2026	3,766	4,222
Pool # AM7265, 3.30%, 12/1/2026	3,849	4,328
Pool # AM7515, 3.34%, 2/1/2027	3,000	3,376
Pool # AM8432, 2.79%, 5/1/2027	9,000	9,896
Pool # AM8803, 2.78%, 6/1/2027	4,878	5,350
Pool # AM8987, 2.79%, 6/1/2027	1,820	1,994
Pool # AM9003, 2.96%, 6/1/2027	2,825	3,122
Pool # BL1040, 3.81%, 12/1/2028	3,000	3,531
Pool # BL4364, 2.24%, 11/1/2029	5,456	5,877
Pool # BL4333, 2.52%, 11/1/2029	6,200	6,789
Pool # AM7785, 3.17%, 2/1/2030	2,885	3,266
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,299
Pool # AM8544, 3.08%, 4/1/2030	7,709	8,677
Pool # AM8889, 2.92%, 5/1/2030	8,000	8,793
Pool # AM8804, 3.10%, 5/1/2030	3,666	4,134
Pool # AM8807, 3.10%, 5/1/2030	4,734	5,335
Pool # AM9020, 2.97%, 6/1/2030	3,868	4,323
Pool # AM8967, 3.08%, 6/1/2030	6,061	6,844
Pool # AM9320, 3.30%, 7/1/2030	4,022	4,631
Pool # AM9219, 3.35%, 9/1/2030	1,837	2,109
Pool # BL4315, 2.39%, 9/1/2031	4,550	4,920
Pool # AP9632, 4.00%, 10/1/2032	525	565
Pool # AP9762, 4.00%, 10/1/2032	654	707

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AQ7084, 3.50%, 12/1/2032	679		731
Pool # AT2703, 3.50%, 5/1/2033	1,548		1,665
Pool # AT2954, 3.50%, 5/1/2033	988		1,063
Pool # AT4180, 3.50%, 5/1/2033	894		957
Pool # AT4939, 3.50%, 5/1/2033	836		899
Pool # 754922, 5.50%, 9/1/2033	84		96
Pool # 762520, 4.00%, 11/1/2033	447		481
Pool # AM8922, 3.03%, 6/1/2035	2,756		3,120
Pool # AM9188, 3.12%, 6/1/2035	7,000		7,894
Pool # 849215, 6.50%, 1/1/2036	20		21
Pool # 872740, 6.50%, 6/1/2036	80		93
Pool # 886320, 6.50%, 7/1/2036	25		27
Pool # 888796, 6.00%, 9/1/2037	66		72
Pool # AO7225, 4.00%, 7/1/2042	624		683
Pool # AO9352, 4.00%, 7/1/2042	736		805
Pool # MA1125, 4.00%, 7/1/2042	1,016		1,110
Pool # AR1397, 3.00%, 1/1/2043	1,542		1,645
Pool # MA1711, 4.50%, 12/1/2043	3,059		3,411
Pool # MA1828, 4.50%, 3/1/2044	2,322		2,589
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 7/25/2050 (i)	10,480		10,663
TBA, 2.50%, 7/25/2050 (i)	12,250		12,679
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(h)	—	(h)
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 782507, 9.50%, 10/15/2024	4		5
Pool # 554108, 6.50%, 3/15/2028	43		47
Pool # 481872, 7.50%, 7/15/2028	4		4
Pool # 468149, 8.00%, 8/15/2028	3		3
Pool # 486537, 7.50%, 9/15/2028	10		11
Pool # 486631, 6.50%, 10/15/2028	5		5
Pool # 591882, 6.50%, 7/15/2032	15		16
Pool # 607645, 6.50%, 2/15/2033	34		39
Pool # 607724, 7.00%, 2/15/2033	35		41
Pool # 604209, 6.50%, 4/15/2033	38		43
Pool # 781614, 7.00%, 6/15/2033	68		84
Pool # BM2141, 5.00%, 7/15/2049	1,668		1,910
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	10		10
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	4		5
Pool # 2270, 8.00%, 8/20/2026	3		3
Pool # 2285, 8.00%, 9/20/2026	3		3
Pool # 2324, 8.00%, 11/20/2026	3		4
Pool # 2499, 8.00%, 10/20/2027	5		6
Pool # 2512, 8.00%, 11/20/2027	7		8
Pool # 2525, 8.00%, 12/20/2027	3		3
Pool # 2549, 7.50%, 2/20/2028	5		6
Pool # 2646, 7.50%, 9/20/2028	13		15
Pool # 2647, 8.00%, 9/20/2028	2		2
Pool # 3427, 4.50%, 8/20/2033	101		112
Pool # 4245, 6.00%, 9/20/2038	759		873
Pool # AK8806, 4.25%, 3/20/2045	1,479		1,647
Pool # BM2118, 4.50%, 6/20/2049	1,577		1,712
Pool # BO0535, 4.00%, 7/20/2049	2,822		3,024
Pool # BO8227, 5.00%, 7/20/2049	2,035		2,292
Pool # BO8228, 5.00%, 7/20/2049	1,871		2,099
Pool # BO8229, 5.00%, 7/20/2049	3,584		4,018
Pool # BM9734, 4.00%, 10/20/2049	4,852		5,248

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BQ4115, 3.00%, 3/20/2050	5,305	5,623
GNMA II, Other
Pool # AC0979, 4.32%, 4/20/2063 (g)	742	753
Pool # AC0973, 4.30%, 5/20/2063 (g)	741	750

TOTAL MORTGAGE-BACKED SECURITIES (Cost $323,666)		344,278

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.6%
ACC 1/15/2021 ‡	1,632	1,632
Acre 6.25%, 12/22/2021	3,785	3,785
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	5,121	5,179
Series 2005-J1, Class 1A4, IF, IO, 4.93%, 2/25/2035 ‡ (g)	118	2
Series 2005-1CB, Class 1A6, IF, IO, 6.93%, 3/25/2035 ‡ (g)	654	109
Series 2005-22T1, Class A2, IF, IO, 4.90%, 6/25/2035 ‡ (g)	3,889	674
Series 2005-20CB, Class 3A8, IF, IO, 4.58%, 7/25/2035 ‡ (g)	1,756	264
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,724	1,669
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	72	48
Series 2005-37T1, Class A2, IF, IO, 4.88%, 9/25/2035 ‡ (g)	2,878	483
Series 2005-54CB, Class 1A2, IF, IO, 4.68%, 11/25/2035 ‡ (g)	3,193	531
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,269	1,127
Series 2005-57CB, Class 3A2, IF, IO, 4.93%, 12/25/2035 ‡ (g)	753	103
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	539	515
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,033	755
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	6	5
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	481	472
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	288	250
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	132	104
Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	91	75
Series 2004-C, Class 1A1, 4.41%, 12/20/2034 (g)	67	64
Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (g)	49	49
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	203	192
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	155	136
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	92	68
Series 2006-A, Class 3A2, 3.81%, 2/20/2036 (g)	189	167
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.87%, 2/25/2034 (g)	47	45
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (g)	45	45
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.96%, 10/25/2033 (g)	37	34
Series 2004-1, Class 12A1, 3.89%, 4/25/2034 (g)	261	244
Series 2004-2, Class 14A, 3.74%, 5/25/2034 (g)	41	37
Series 2006-1, Class A1, 3.84%, 2/25/2036 (g)	739	722
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	2
Series 2004-HYB1, Class 2A, 3.50%, 5/20/2034 (g)	40	38
Series 2004-HYB3, Class 2A, 3.07%, 6/20/2034 (g)	238	223
Series 2004-7, Class 2A1, 3.57%, 6/25/2034 (g)	137	136
Series 2004-HYB6, Class A3, 3.92%, 11/20/2034 (g)	188	179
Series 2005-16, Class A23, 5.50%, 9/25/2035	362	315
Series 2005-22, Class 2A1, 3.56%, 11/25/2035 (g)	1,016	892
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class APO, PO, 8/25/2035 ‡	35	30
Series 2005-8, Class APO, PO, 11/25/2035 ‡	76	64
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (g)	41	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (g)	430		428
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	28		25
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	11		12
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	24		22
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	21		18
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	46		47
Series 2004-UST1, Class A6, 3.78%, 8/25/2034 (g)	30		27
Series 2005-1, Class 2A1A, 2.66%, 2/25/2035 (g)	182		146
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	199		207
Series 2005-5, Class 1A2, 3.78%, 8/25/2035 (g)	228		174
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (g) (j)	1,079		17
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.73%, 2/25/2033 (g)	262		270
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	78		80
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	193		173
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,192		1,216
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,515		2,490
CSMA SFR Zero Coupon, 4/25/2023 ‡	3,063		3,002
CSMA SFR Holdings II 7/25/2023 ‡	2,969		2,966
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	28		29
FHLMC, REMIC
Series 1807, Class G, 9.00%, 10/15/2020	—	(h)	—	(h)
Series 1065, Class J, 9.00%, 4/15/2021	—	(h)	—	(h)
Series 1084, Class F, 1.13%, 5/15/2021 (g)	—	(h)	—	(h)
Series 1084, Class S, HB, IF, 44.40%, 5/15/2021 (g)	—	(h)	—	(h)
Series 1144, Class KB, 8.50%, 9/15/2021	1		1
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (g)	—	(h)	—	(h)
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LB, 7.50%, 8/15/2022	3		3
Series 1343, Class LA, 8.00%, 8/15/2022	3		3
Series 1370, Class JA, 1.33%, 9/15/2022 (g)	5		5
Series 2512, Class PG, 5.50%, 10/15/2022	58		61
Series 1455, Class WB, IF, 4.27%, 12/15/2022 (g)	6		6
Series 2535, Class BK, 5.50%, 12/15/2022	30		31
Series 1470, Class F, 1.99%, 2/15/2023 (g)	1		1
Series 2568, Class KG, 5.50%, 2/15/2023	83		86
Series 1466, Class PZ, 7.50%, 2/15/2023	26		28
Series 1498, Class I, 1.33%, 4/15/2023 (g)	34		34
Series 1502, Class PX, 7.00%, 4/15/2023	53		56
Series 1798, Class F, 5.00%, 5/15/2023	41		43
Series 1505, Class Q, 7.00%, 5/15/2023	6		6
Series 1518, Class G, IF, 8.79%, 5/15/2023 (g)	13		14
Series 1541, Class O, 0.00%, 7/15/2023 (g)	14		14
Series 2638, Class DS, IF, 8.42%, 7/15/2023 (g)	10		11
Series 1541, Class M, HB, IF, 23.59%, 7/15/2023 (g)	5		6
Series 1570, Class F, 2.38%, 8/15/2023 (g)	1		1
Series 1608, Class L, 6.50%, 9/15/2023	130		140
Series 1573, Class PZ, 7.00%, 9/15/2023	40		43
Series 2571, Class SK, HB, IF, 33.71%, 9/15/2023 (g)	18		25
Series 1591, Class PV, 6.25%, 10/15/2023	25		27
Series 1602, Class SA, HB, IF, 20.10%, 10/15/2023 (g)	16		19
Series 2710, Class HB, 5.50%, 11/15/2023	225		235
Series 1642, Class PJ, 6.00%, 11/15/2023	64		68
Series 2716, Class UN, 4.50%, 12/15/2023	156		162
Series 1638, Class H, 6.50%, 12/15/2023	88		94

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2283, Class K, 6.50%, 12/15/2023	38	41
Series 1700, Class GA, PO, 2/15/2024	9	9
Series 1865, Class D, PO, 2/15/2024	39	38
Series 1760, Class ZD, 0.18%, 2/15/2024 (g)	115	114
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	14	16
Series 1686, Class SH, IF, 17.41%, 2/15/2024 (g)	3	4
Series 1709, Class FA, 0.00%, 3/15/2024 (g)	2	2
Series 1699, Class FC, 1.41%, 3/15/2024 (g)	4	4
Series 1695, Class EB, 7.00%, 3/15/2024	20	22
Series 1706, Class K, 7.00%, 3/15/2024	61	66
Series 2033, Class SN, HB, IF, 27.46%, 3/15/2024 (g)	10	2
Series 2306, Class K, PO, 5/15/2024	10	10
Series 2306, Class SE, IF, IO, 9.92%, 5/15/2024 (g)	25	3
Series 1745, Class D, 7.50%, 8/15/2024	14	15
Series 3720, Class A, 4.50%, 9/15/2025	118	126
Series 3131, Class BK, 5.50%, 3/15/2026	416	447
Series 1829, Class ZB, 6.50%, 3/15/2026	10	11
Series 1863, Class Z, 6.50%, 7/15/2026	13	13
Series 1890, Class H, 7.50%, 9/15/2026	14	16
Series 1899, Class ZE, 8.00%, 9/15/2026	42	48
Series 3229, Class HE, 5.00%, 10/15/2026	401	429
Series 1963, Class Z, 7.50%, 1/15/2027	37	42
Series 1935, Class FL, 0.88%, 2/15/2027 (g)	3	3
Series 1981, Class Z, 6.00%, 5/15/2027	56	61
Series 1970, Class PG, 7.25%, 7/15/2027	4	5
Series 1987, Class PE, 7.50%, 9/15/2027	20	24
Series 2019, Class Z, 6.50%, 12/15/2027	46	52
Series 2038, Class PN, IO, 7.00%, 3/15/2028	42	7
Series 2040, Class PE, 7.50%, 3/15/2028	91	106
Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,849
Series 2043, Class CJ, 6.50%, 4/15/2028	13	15
Series 2054, Class PV, 7.50%, 5/15/2028	62	71
Series 2075, Class PM, 6.25%, 8/15/2028	134	150
Series 2075, Class PH, 6.50%, 8/15/2028	119	136
Series 2086, Class GB, 6.00%, 9/15/2028	34	39
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	57	6
Series 2095, Class PE, 6.00%, 11/15/2028	162	184
Series 2125, Class JZ, 6.00%, 2/15/2029	55	61
Series 2136, Class PG, 6.00%, 3/15/2029	62	70
Series 2132, Class SB, HB, IF, 28.95%, 3/15/2029 (g)	11	19
Series 2141, IO, 7.00%, 4/15/2029	18	2
Series 2169, Class TB, 7.00%, 6/15/2029	197	229
Series 2163, Class PC, IO, 7.50%, 6/15/2029	21	2
Series 2172, Class QC, 7.00%, 7/15/2029	133	156
Series 2176, Class OJ, 7.00%, 8/15/2029	95	112
Series 2201, Class C, 8.00%, 11/15/2029	50	58
Series 2209, Class TC, 8.00%, 1/15/2030	51	61
Series 2210, Class Z, 8.00%, 1/15/2030	100	121
Series 2224, Class CB, 8.00%, 3/15/2030	23	28
Series 2230, Class Z, 8.00%, 4/15/2030	59	70
Series 2234, Class PZ, 7.50%, 5/15/2030	44	53
Series 2247, Class Z, 7.50%, 8/15/2030	43	51
Series 2256, Class MC, 7.25%, 9/15/2030	56	67
Series 2259, Class ZM, 7.00%, 10/15/2030	84	99
Series 2262, Class Z, 7.50%, 10/15/2030	14	16
Series 2271, Class PC, 7.25%, 12/15/2030	92	109

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2296, Class PD, 7.00%, 3/15/2031	55	65
Series 2313, Class LA, 6.50%, 5/15/2031	45	52
Series 2325, Class PM, 7.00%, 6/15/2031	66	79
Series 2359, Class ZB, 8.50%, 6/15/2031	159	195
Series 2344, Class ZD, 6.50%, 8/15/2031	543	631
Series 2344, Class ZJ, 6.50%, 8/15/2031	50	60
Series 2345, Class NE, 6.50%, 8/15/2031	37	43
Series 2351, Class PZ, 6.50%, 8/15/2031	42	48
Series 2353, Class AZ, 6.00%, 9/15/2031	301	336
Series 2367, Class ME, 6.50%, 10/15/2031	89	100
Series 2396, Class FM, 0.63%, 12/15/2031 (g)	179	179
Series 2399, Class OH, 6.50%, 1/15/2032	118	139
Series 2399, Class TH, 6.50%, 1/15/2032	137	162
Series 2410, Class OE, 6.38%, 2/15/2032	47	52
Series 2410, Class NG, 6.50%, 2/15/2032	130	153
Series 2420, Class XK, 6.50%, 2/15/2032	190	224
Series 2464, Class SI, IF, IO, 7.82%, 2/15/2032 (g)	257	49
Series 2410, Class QX, IF, IO, 8.47%, 2/15/2032 (g)	60	13
Series 2412, Class SP, IF, 15.73%, 2/15/2032 (g)	128	177
Series 2410, Class QS, IF, 19.02%, 2/15/2032 (g)	100	161
Series 2430, Class WF, 6.50%, 3/15/2032	266	316
Series 2423, Class MC, 7.00%, 3/15/2032	144	172
Series 2423, Class MT, 7.00%, 3/15/2032	124	149
Series 2444, Class ES, IF, IO, 7.77%, 3/15/2032 (g)	104	22
Series 2450, Class SW, IF, IO, 7.82%, 3/15/2032 (g)	83	17
Series 2435, Class CJ, 6.50%, 4/15/2032	197	232
Series 2434, Class TC, 7.00%, 4/15/2032	138	164
Series 2436, Class MC, 7.00%, 4/15/2032	90	104
Series 2455, Class GK, 6.50%, 5/15/2032	291	345
Series 2450, Class GZ, 7.00%, 5/15/2032	81	98
Series 2462, Class JG, 6.50%, 6/15/2032	132	157
Series 2466, Class PH, 6.50%, 6/15/2032	204	240
Series 2474, Class NR, 6.50%, 7/15/2032	129	147
Series 2484, Class LZ, 6.50%, 7/15/2032	139	167
Series 2500, Class MC, 6.00%, 9/15/2032	146	171
Series 2835, Class QO, PO, 12/15/2032	21	20
Series 2543, Class YX, 6.00%, 12/15/2032	261	302
Series 2544, Class HC, 6.00%, 12/15/2032	234	267
Series 2552, Class ME, 6.00%, 1/15/2033	302	356
Series 2567, Class QD, 6.00%, 2/15/2033	297	351
Series 2575, Class ME, 6.00%, 2/15/2033	717	834
Series 2596, Class QG, 6.00%, 3/15/2033	193	217
Series 2586, Class WI, IO, 6.50%, 3/15/2033	90	18
Series 2692, Class SC, IF, 12.92%, 7/15/2033 (g)	53	71
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,786
Series 3920, Class LP, 5.00%, 1/15/2034	770	889
Series 2744, Class PE, 5.50%, 2/15/2034	19	20
Series 3611, PO, 7/15/2034	50	47
Series 2990, Class UZ, 5.75%, 6/15/2035	1,757	2,032
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,545
Series 3014, Class OD, PO, 8/15/2035	47	43
Series 3085, Class WF, 0.98%, 8/15/2035 (g)	132	134
Series 3047, Class OD, 5.50%, 10/15/2035	944	1,062
Series 3074, Class BH, 5.00%, 11/15/2035	334	366
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,795
Series 3102, Class FB, 0.48%, 1/15/2036 (g)	153	153
Series 3102, Class HS, HB, IF, 23.89%, 1/15/2036 (g)	40	61

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3117, Class EO, PO, 2/15/2036	310		292
Series 3117, Class OK, PO, 2/15/2036	181		172
Series 3134, PO, 3/15/2036	46		44
Series 3152, Class MO, PO, 3/15/2036	233		222
Series 3122, Class ZB, 6.00%, 3/15/2036	25		38
Series 3138, PO, 4/15/2036	208		198
Series 3607, Class BO, PO, 4/15/2036	104		99
Series 3219, Class DI, IO, 6.00%, 4/15/2036	165		35
Series 3819, Class ZQ, 6.00%, 4/15/2036	992		1,179
Series 3149, Class SO, PO, 5/15/2036	29		25
Series 3233, Class OP, PO, 5/15/2036	70		66
Series 3171, Class MO, PO, 6/15/2036	40		39
Series 3179, Class OA, PO, 7/15/2036	195		186
Series 3194, Class SA, IF, IO, 6.92%, 7/15/2036 (g)	30		5
Series 3211, Class SO, PO, 9/15/2036	205		196
Series 3218, Class AO, PO, 9/15/2036	98		85
Series 3232, Class ST, IF, IO, 6.52%, 10/15/2036 (g)	230		46
Series 3256, PO, 12/15/2036	132		124
Series 3261, Class OA, PO, 1/15/2037	167		156
Series 3260, Class CS, IF, IO, 5.96%, 1/15/2037 (g)	271		55
Series 3274, Class JO, PO, 2/15/2037	45		43
Series 3275, Class FL, 0.62%, 2/15/2037 (g)	48		48
Series 3290, Class SB, IF, IO, 6.27%, 3/15/2037 (g)	317		65
Series 3318, Class AO, PO, 5/15/2037	13		13
Series 3607, PO, 5/15/2037	208		195
Series 3315, Class HZ, 6.00%, 5/15/2037	232		265
Series 3326, Class JO, PO, 6/15/2037	14		13
Series 3331, PO, 6/15/2037	148		141
Series 3607, Class OP, PO, 7/15/2037	443		406
Series 4048, Class FJ, 1.38%, 7/15/2037 (g)	747		747
Series 3385, Class SN, IF, IO, 5.82%, 11/15/2037 (g)	45		7
Series 3387, Class SA, IF, IO, 6.24%, 11/15/2037 (g)	200		39
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (k)	1,277		8
Series 3404, Class SC, IF, IO, 5.82%, 1/15/2038 (g)	362		75
Series 3424, Class PI, IF, IO, 6.62%, 4/15/2038 (g)	271		45
Series 3481, Class SJ, IF, IO, 5.67%, 8/15/2038 (g)	419		83
Series 3511, Class SA, IF, IO, 5.82%, 2/15/2039 (g)	274		53
Series 3549, Class FA, 1.38%, 7/15/2039 (g)	37		37
Series 3997, Class PF, 0.63%, 11/15/2039 (g)	76		76
Series 3621, Class BO, PO, 1/15/2040	147		139
Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,181
Series 3925, Class FL, 0.63%, 1/15/2041 (g)	423		423
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	216		242
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	692		769
Series 3957, Class B, 4.00%, 11/15/2041	304		336
Series 3966, Class NA, 4.00%, 12/15/2041	519		578
Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,218
Series 4374, Class NC, 3.75%, 2/15/2046 (k)	334		336
Series 4822, Class ZB, 4.00%, 7/15/2048	3,753		4,115
FHLMC, STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(h)	—	(h)
Series 243, Class 17, IO, 4.50%, 12/15/2020	—	(h)	—	(h)
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(h)	—	(h)
Series 233, Class 11, IO, 5.00%, 9/15/2035	359		64
Series 233, Class 13, IO, 5.00%, 9/15/2035	517		91
Series 299, Class 300, 3.00%, 1/15/2043	3,764		4,075
Series 310, PO, 9/15/2043	1,279		1,207
Series 323, Class 300, 3.00%, 1/15/2044	2,485		2,723
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.32%, 7/25/2032 (g)	285		323

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series T-76, Class 2A, 2.25%, 10/25/2037 (g)	847		935
Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	188		251
Series T-54, Class 2A, 6.50%, 2/25/2043	1,067		1,305
Series T-54, Class 3A, 7.00%, 2/25/2043	300		370
Series T-58, Class APO, PO, 9/25/2043	100		88
Series T-59, Class 1AP, PO, 10/25/2043	236		190
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.57%, 10/25/2034 (g)	215		207
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	569		428
Series 2007-FA4, Class 1A2, IF, IO, 5.48%, 8/25/2037 ‡ (g)	1,145		298
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	98		116
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	214		252
Series 2004-W15, Class 2AF, 0.42%, 8/25/2044 (g)	303		301
Series 2005-W3, Class 2AF, 0.39%, 3/25/2045 (g)	827		824
Series 2006-W2, Class 1AF1, 0.39%, 2/25/2046 (g)	268		268
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	542		654
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	316		380
FNMA, REMIC
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(h)	—	(h)
Series 1990-102, Class J, 6.50%, 8/25/2020	—	(h)	—	(h)
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(h)	—	(h)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(h)	—	(h)
Series 1990-134, Class SC, HB, IF, 21.35%, 11/25/2020 (g)	—	(h)	—	(h)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(h)	—	(h)
Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(h)	—	(h)
Series 2001-4, Class PC, 7.00%, 3/25/2021	4		4
Series 2001-48, Class Z, 6.50%, 9/25/2021	68		69
Series G-35, Class M, 8.75%, 10/25/2021	—	(h)	—	(h)
Series G-51, Class SA, HB, IF, 28.58%, 12/25/2021 (g)	—	(h)	—	(h)
Series 2002-1, Class HC, 6.50%, 2/25/2022	8		8
Series 2007-15, Class NO, PO, 3/25/2022	16		16
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(h)	—	(h)
Series G92-42, Class Z, 7.00%, 7/25/2022	1		1
Series G92-35, Class E, 7.50%, 7/25/2022	11		11
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(h)	—	(h)
Series 1992-136, Class PK, 6.00%, 8/25/2022	6		6
Series 1996-59, Class J, 6.50%, 8/25/2022	3		4
Series G92-52, Class FD, 0.51%, 9/25/2022 (g)	2		2
Series 1992-143, Class MA, 5.50%, 9/25/2022	3		3
Series G92-54, Class ZQ, 7.50%, 9/25/2022	7		7
Series 1992-163, Class M, 7.75%, 9/25/2022	9		10
Series G92-62, Class B, PO, 10/25/2022	4		4
Series G92-59, Class F, 1.58%, 10/25/2022 (g)	2		2
Series G92-61, Class Z, 7.00%, 10/25/2022	4		4
Series 1992-188, Class PZ, 7.50%, 10/25/2022	23		24
Series G93-1, Class KA, 7.90%, 1/25/2023	17		18
Series G93-5, Class Z, 6.50%, 2/25/2023	5		6
Series 1997-61, Class ZC, 7.00%, 2/25/2023	91		96
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (g)	3		4
Series G93-14, Class J, 6.50%, 3/25/2023	6		7
Series 1993-25, Class J, 7.50%, 3/25/2023	14		15
Series 1993-21, Class KA, 7.70%, 3/25/2023	9		10
Series 1998-4, Class C, PO, 4/25/2023	3		3
Series 2008-24, Class DY, 5.00%, 4/25/2023	—	(h)	—	(h)
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (g)	14		15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1993-62, Class SA, IF, 18.47%, 4/25/2023 (g)	5	6
Series 1998-43, Class SA, HB, IF, 21.11%, 4/25/2023 (g)	18	4
Series 2003-39, Class LW, 5.50%, 5/25/2023	171	178
Series 2003-41, Class PE, 5.50%, 5/25/2023	74	77
Series 2008-47, Class SI, IF, IO, 6.33%, 6/25/2023(g)	33	1
Series G93-27, Class FD, 1.05%, 8/25/2023 (g)	11	11
Series 2002-83, Class CS, 6.88%, 8/25/2023	105	112
Series 1999-38, Class SK, IF, IO, 7.88%, 8/25/2023 (g)	4	—	(h)
Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023 (g)	54	6
Series 1993-205, Class H, PO, 9/25/2023	8	8
Series G93-37, Class H, PO, 9/25/2023	3	3
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (g)	7	8
Series 1993-165, Class SD, IF, 12.98%, 9/25/2023 (g)	3	3
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (g)	3	4
Series 1999-52, Class NS, HB, IF, 22.91%, 10/25/2023 (g)	9	12
Series 1993-179, Class SB, HB, IF, 25.88%, 10/25/2023 (g)	5	6
Series 1995-19, Class Z, 6.50%, 11/25/2023	62	66
Series 1993-230, Class FA, 1.09%, 12/25/2023 (g)	6	6
Series 1993-247, Class FE, 1.17%, 12/25/2023 (g)	12	12
Series 1993-225, Class UB, 6.50%, 12/25/2023	16	17
Series 1993-247, Class SU, IF, 12.07%, 12/25/2023 (g)	6	6
Series 2002-1, Class UD, HB, IF, 23.91%, 12/25/2023 (g)	12	16
Series 2009-9, IO, 5.00%, 2/25/2024	1	—	(h)
Series 2009-18, IO, 5.00%, 3/25/2024	1	—	(h)
Series 1994-37, Class L, 6.50%, 3/25/2024	47	51
Series 1994-40, Class Z, 6.50%, 3/25/2024	297	321
Series 2004-53, Class NC, 5.50%, 7/25/2024	52	54
Series 1995-2, Class Z, 8.50%, 1/25/2025	13	15
Series G95-1, Class C, 8.80%, 1/25/2025	10	11
Series 1997-20, IO, 1.84%, 3/25/2027 (g)	28	1
Series 1997-27, Class J, 7.50%, 4/18/2027	6	7
Series 1997-29, Class J, 7.50%, 4/20/2027	15	17
Series 1997-39, Class PD, 7.50%, 5/20/2027	101	115
Series 1997-42, Class ZC, 6.50%, 7/18/2027	6	7
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	26	2
Series 1998-36, Class ZB, 6.00%, 7/18/2028	36	41
Series 1998-66, Class SB, IF, IO, 7.98%, 12/25/2028 (g)	29	2
Series 1999-18, Class Z, 5.50%, 4/18/2029	67	73
Series 1999-17, Class C, 6.35%, 4/25/2029	27	30
Series 1999-62, Class PB, 7.50%, 12/18/2029	43	49
Series 2000-2, Class ZE, 7.50%, 2/25/2030	134	158
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,635
Series 2000-20, Class SA, IF, IO, 8.93%, 7/25/2030 (g)	72	10
Series 2000-52, IO, 8.50%, 1/25/2031	12	2
Series 2001-7, Class PF, 7.00%, 3/25/2031	30	35
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,021	2,180
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	101	18
Series 2001-30, Class PM, 7.00%, 7/25/2031	97	116
Series 2001-36, Class DE, 7.00%, 8/25/2031	95	113
Series 2001-49, Class Z, 6.50%, 9/25/2031	25	29
Series 2001-44, Class MY, 7.00%, 9/25/2031	236	283
Series 2001-44, Class PD, 7.00%, 9/25/2031	32	39
Series 2001-44, Class PU, 7.00%, 9/25/2031	28	33
Series 2001-52, Class KB, 6.50%, 10/25/2031	29	33
Series 2003-52, Class SX, HB, IF, 22.45%, 10/25/2031 (g)	53	88

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001-61, Class Z, 7.00%, 11/25/2031	327	393
Series 2001-72, Class SX, IF, 17.07%, 12/25/2031 (g)	9	13
Series 2002-1, Class SA, HB, IF, 24.64%, 2/25/2032 (g)	14	22
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	298	11
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	4	5
Series 2002-21, Class LO, PO, 4/25/2032	10	9
Series 2002-21, Class PE, 6.50%, 4/25/2032	88	104
Series 2002-28, Class PK, 6.50%, 5/25/2032	226	264
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,355
Series 2002-37, Class Z, 6.50%, 6/25/2032	61	69
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	251	44
Series 2002-48, Class GH, 6.50%, 8/25/2032	343	409
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	39	48
Series 2004-59, Class BG, PO, 12/25/2032	115	109
Series 2002-77, Class S, IF, 14.17%, 12/25/2032 (g)	51	69
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,075	1,195
Series 2003-35, Class UC, 3.75%, 5/25/2033	11	12
Series 2003-42, Class GB, 4.00%, 5/25/2033	65	73
Series 2003-34, Class AX, 6.00%, 5/25/2033	214	252
Series 2003-34, Class ED, 6.00%, 5/25/2033	968	1,135
Series 2003-39, IO, 6.00%, 5/25/2033(g)	43	8
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	335	76
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	615	73
Series 2003-47, Class PE, 5.75%, 6/25/2033	151	179
Series 2004-4, Class QI, IF, IO, 6.93%, 6/25/2033 (g)	260	16
Series 2004-4, Class QM, IF, 13.86%, 6/25/2033 (g)	25	28
Series 2003-64, Class SX, IF, 12.82%, 7/25/2033 (g)	45	59
Series 2003-132, Class OA, PO, 8/25/2033	22	22
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	340	63
Series 2003-71, Class DS, IF, 6.97%, 8/25/2033 (g)	340	405
Series 2003-74, Class SH, IF, 9.87%, 8/25/2033 (g)	61	78
Series 2003-91, Class SD, IF, 12.22%, 9/25/2033 (g)	71	91
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,711
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,305
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,419
Series 2003-116, Class SB, IF, IO, 7.43%, 11/25/2033 (g)	466	100
Series 2006-44, Class P, PO, 12/25/2033	801	760
Series 2003-130, Class SX, IF, 11.27%, 1/25/2034 (g)	12	14
Series 2004-25, Class SA, IF, 19.06%, 4/25/2034 (g)	224	338
Series 2004-46, Class SK, IF, 16.04%, 5/25/2034 (g)	422	589
Series 2004-36, Class SA, IF, 19.06%, 5/25/2034 (g)	462	722
Series 2004-46, Class QB, HB, IF, 23.33%, 5/25/2034 (g)	164	263
Series 2004-51, Class SY, IF, 13.90%, 7/25/2034 (g)	83	108
Series 2004-79, Class SP, IF, 19.34%, 11/25/2034 (g)	29	30
Series 2005-74, Class CS, IF, 19.56%, 5/25/2035 (g)	154	203
Series 2005-56, Class S, IF, IO, 6.54%, 7/25/2035 (g)	455	108
Series 2005-66, Class SG, IF, 16.95%, 7/25/2035 (g)	129	195
Series 2005-68, Class PG, 5.50%, 8/25/2035	423	483
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,214	1,376
Series 2005-110, Class GL, 5.50%, 12/25/2035	3,260	3,644
Series 2006-46, Class UC, 5.50%, 12/25/2035	380	411
Series 2005-109, Class PC, 6.00%, 12/25/2035	426	479
Series 2006-15, Class OT, PO, 1/25/2036	3	3
Series 2006-39, Class WC, 5.50%, 1/25/2036	376	411
Series 2006-16, Class OA, PO, 3/25/2036	161	152
Series 2006-22, Class AO, PO, 4/25/2036	253	240

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-23, Class KO, PO, 4/25/2036	48	46
Series 2006-44, Class GO, PO, 6/25/2036	337	317
Series 2006-53, Class US, IF, IO, 6.41%, 6/25/2036 (g)	521	105
Series 2006-56, PO, 7/25/2036	269	253
Series 2006-58, PO, 7/25/2036	143	136
Series 2006-58, Class AP, PO, 7/25/2036	304	284
Series 2006-65, Class QO, PO, 7/25/2036	231	219
Series 2006-56, Class FC, 0.46%, 7/25/2036 (g)	484	481
Series 2006-58, Class FL, 0.63%, 7/25/2036 (g)	36	36
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,930	5,700
Series 2006-72, Class TO, PO, 8/25/2036	47	43
Series 2006-79, Class DO, PO, 8/25/2036	181	177
Series 2007-7, Class SG, IF, IO, 6.33%, 8/25/2036 (g)	785	281
Series 2006-77, Class PC, 6.50%, 8/25/2036	645	741
Series 2006-90, Class AO, PO, 9/25/2036	133	127
Series 2008-42, Class AO, PO, 9/25/2036	68	64
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	920	210
Series 2006-109, PO, 11/25/2036	66	62
Series 2006-110, PO, 11/25/2036	428	402
Series 2006-111, Class EO, PO, 11/25/2036	45	42
Series 2006-124, Class HB, 3.81%, 11/25/2036 (g)	624	636
Series 2006-119, PO, 12/25/2036	48	46
Series 2006-118, Class A2, 0.55%, 12/25/2036 (g)	232	229
Series 2009-70, Class CO, PO, 1/25/2037	351	327
Series 2006-128, Class BP, 5.50%, 1/25/2037	142	155
Series 2007-77, Class FG, 0.67%, 3/25/2037 (g)	67	68
Series 2007-16, Class FC, 0.92%, 3/25/2037 (g)	87	90
Series 2007-14, Class ES, IF, IO, 6.27%, 3/25/2037 (g)	652	126
Series 2007-48, PO, 5/25/2037	104	101
Series 2007-54, Class FA, 0.57%, 6/25/2037 (g)	228	229
Series 2007-60, Class AX, IF, IO, 6.98%, 7/25/2037 (g)	1,744	450
Series 2012-14, Class FB, 0.62%, 8/25/2037 (g)	84	84
Series 2007-81, Class GE, 6.00%, 8/25/2037	210	239
Series 2007-88, Class VI, IF, IO, 6.37%, 9/25/2037 (g)	1,130	251
Series 2007-91, Class ES, IF, IO, 6.29%, 10/25/2037 (g)	879	198
Series 2007-116, Class HI, IO, 2.70%, 1/25/2038 (g)	542	24
Series 2008-1, Class BI, IF, IO, 5.74%, 2/25/2038 (g)	286	55
Series 2008-16, Class IS, IF, IO, 6.03%, 3/25/2038 (g)	99	16
Series 2008-10, Class XI, IF, IO, 6.06%, 3/25/2038 (g)	258	50
Series 2008-27, Class SN, IF, IO, 6.73%, 4/25/2038 (g)	141	28
Series 2008-44, PO, 5/25/2038	8	8
Series 2008-53, Class CI, IF, IO, 7.03%, 7/25/2038 (g)	212	39
Series 2008-80, Class SA, IF, IO, 5.68%, 9/25/2038 (g)	477	91
Series 2008-81, Class SB, IF, IO, 5.68%, 9/25/2038 (g)	470	80
Series 2010-148, Class MA, 4.00%, 2/25/2039	62	62
Series 2009-6, Class GS, IF, IO, 6.38%, 2/25/2039 (g)	469	99
Series 2009-62, Class HJ, 6.00%, 5/25/2039	136	148
Series 2009-60, Class HT, 6.00%, 8/25/2039	379	449
Series 2009-103, Class MB, 3.94%, 12/25/2039 (g)	200	208
Series 2009-99, Class SC, IF, IO, 6.01%, 12/25/2039 (g)	103	16
Series 2010-49, Class SC, IF, 12.32%, 3/25/2040 (g)	392	531
Series 2010-64, Class DM, 5.00%, 6/25/2040	184	207
Series 2010-71, Class HJ, 5.50%, 7/25/2040	312	364
Series 2010-147, Class SA, IF, IO, 6.36%, 1/25/2041 (g)	1,191	273
Series 2011-30, Class LS, IO, 2.34%, 4/25/2041 (g)	544	35
Series 2011-75, Class FA, 0.72%, 8/25/2041 (g)	186	186

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2011-118, Class MT, 7.00%, 11/25/2041	416		510
Series 2011-130, Class CA, 6.00%, 12/25/2041	804		972
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000		2,119
Series 2013-92, PO, 9/25/2043	1,155		1,067
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694		1,923
Series 2013-101, Class DO, PO, 10/25/2043	1,821		1,589
Series 2013-128, PO, 12/25/2043	2,289		2,016
Series 2011-2, Class WA, 5.85%, 2/25/2051 (g)	271		311
FNMA, REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	32		30
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.17%, 7/25/2037 (g)	12		25
Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (g)	47		54
Series 2003-W1, Class 1A1, 5.25%, 12/25/2042 (g)	429		473
Series 2003-W1, Class 2A, 5.76%, 12/25/2042 (g)	176		196
Series 2009-W1, Class A, 6.00%, 12/25/2049	580		671
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.65%, 6/27/2036 (g)	310		305
Series 2007-106, Class A7, 6.19%, 10/25/2037 (g)	141		162
FNMA, STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(h)	—	(h)
Series 218, Class 2, IO, 7.50%, 4/25/2023	2		—	(h)
Series 265, Class 2, 9.00%, 3/25/2024	2		2
Series 329, Class 1, PO, 1/25/2033	41		39
Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	60		9
Series 351, Class 7, IO, 5.00%, 4/25/2034 (g)	197		27
Series 355, Class 11, IO, 6.00%, 7/25/2034	169		33
Series 365, Class 8, IO, 5.50%, 5/25/2036	255		55
Series 374, Class 5, IO, 5.50%, 8/25/2036	134		25
Series 393, Class 6, IO, 5.50%, 4/25/2037	49		8
Series 383, Class 32, IO, 6.00%, 1/25/2038	62		13
Series 383, Class 33, IO, 6.00%, 1/25/2038	163		33
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.75%, 6/19/2035 (g)	716		657
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	284		284
Series 2001-35, Class SA, IF, IO, 8.07%, 8/16/2031 (g)	87		—	(h)
Series 2002-52, Class GH, 6.50%, 7/20/2032	401		401
Series 2002-75, Class PB, 6.00%, 11/20/2032	786		829
Series 2003-58, Class BE, 6.50%, 1/20/2033	572		651
Series 2003-11, Class SK, IF, IO, 7.52%, 2/16/2033 (g)	197		1
Series 2003-12, Class SP, IF, IO, 7.53%, 2/20/2033 (g)	129		19
Series 2003-24, PO, 3/16/2033	25		24
Series 2003-40, Class TJ, 6.50%, 3/20/2033	688		788
Series 2003-46, Class TC, 6.50%, 3/20/2033	325		366
Series 2003-46, Class MG, 6.50%, 5/20/2033	431		497
Series 2003-52, Class AP, PO, 6/16/2033	123		117
Series 2003-90, PO, 10/20/2033	34		33
Series 2003-112, Class SA, IF, IO, 6.37%, 12/16/2033 (g)	446		59
Series 2004-28, Class S, IF, 19.16%, 4/16/2034 (g)	197		304
Series 2004-73, Class AE, IF, 14.48%, 8/17/2034 (g)	27		29
Series 2004-90, Class SI, IF, IO, 5.93%, 10/20/2034 (g)	623		105
Series 2005-68, Class DP, IF, 15.99%, 6/17/2035 (g)	69		90
Series 2010-14, Class CO, PO, 8/20/2035	218		206
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (g)	995		168
Series 2005-68, Class KI, IF, IO, 6.13%, 9/20/2035 (g)	1,407		314
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	200		33
Series 2006-16, Class OP, PO, 3/20/2036	90		84
Series 2006-38, Class SW, IF, IO, 6.33%, 6/20/2036 (g)	158		12

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,084	1,253
Series 2006-59, Class SD, IF, IO, 6.53%, 10/20/2036 (g)	317	63
Series 2006-65, Class SA, IF, IO, 6.63%, 11/20/2036 (g)	459	69
Series 2011-22, Class WA, 5.88%, 2/20/2037 (g)	442	515
Series 2007-57, PO, 3/20/2037	166	159
Series 2007-17, Class JO, PO, 4/16/2037	84	77
Series 2007-17, Class JI, IF, IO, 6.63%, 4/16/2037 (g)	786	180
Series 2007-19, Class SD, IF, IO, 6.03%, 4/20/2037 (g)	447	48
Series 2007-28, Class BO, PO, 5/20/2037	94	89
Series 2007-26, Class SC, IF, IO, 6.03%, 5/20/2037 (g)	372	54
Series 2007-27, Class SA, IF, IO, 6.03%, 5/20/2037 (g)	367	59
Series 2007-36, Class SE, IF, IO, 6.29%, 6/16/2037 (g)	227	35
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,945
Series 2007-40, Class SB, IF, IO, 6.58%, 7/20/2037 (g)	771	121
Series 2007-42, Class SB, IF, IO, 6.58%, 7/20/2037 (g)	462	82
Series 2007-50, Class AI, IF, IO, 6.60%, 8/20/2037 (g)	285	45
Series 2007-53, Class SW, IF, 19.69%, 9/20/2037 (g)	41	56
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	127	9
Series 2009-79, Class OK, PO, 11/16/2037	138	132
Series 2007-73, Class MI, IF, IO, 5.83%, 11/20/2037 (g)	259	35
Series 2007-76, Class SA, IF, IO, 6.36%, 11/20/2037 (g)	504	75
Series 2007-72, Class US, IF, IO, 6.38%, 11/20/2037 (g)	247	36
Series 2007-79, Class SY, IF, IO, 6.38%, 12/20/2037 (g)	236	36
Series 2008-2, Class NS, IF, IO, 6.36%, 1/16/2038 (g)	504	79
Series 2008-2, Class MS, IF, IO, 6.98%, 1/16/2038 (g)	151	30
Series 2008-10, Class S, IF, IO, 5.66%, 2/20/2038 (g)	275	39
Series 2008-36, Class SH, IF, IO, 6.13%, 4/20/2038 (g)	386	1
Series 2008-40, Class SA, IF, IO, 6.22%, 5/16/2038 (g)	2,362	450
Series 2008-55, Class SA, IF, IO, 6.03%, 6/20/2038 (g)	212	38
Series 2008-71, Class SC, IF, IO, 5.83%, 8/20/2038 (g)	103	15
Series 2009-25, Class SE, IF, IO, 7.43%, 9/20/2038 (g)	184	32
Series 2008-93, Class AS, IF, IO, 5.53%, 12/20/2038 (g)	266	37
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	120	7
Series 2009-6, Class SA, IF, IO, 5.92%, 2/16/2039 (g)	307	42
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	618	105
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	256	46
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	250	56
Series 2009-22, Class SA, IF, IO, 6.10%, 4/20/2039 (g)	583	98
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	133	20
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	142	28
Series 2009-43, Class SA, IF, IO, 5.78%, 6/20/2039 (g)	251	38
Series 2009-72, Class SM, IF, IO, 6.07%, 8/16/2039 (g)	575	119
Series 2010-31, Class NO, PO, 3/20/2040	1,124	1,085
Series 2013-75, Class WA, 5.15%, 6/20/2040 (g)	1,167	1,341
Series 2010-130, Class CP, 7.00%, 10/16/2040	163	198
Series 2010-157, Class OP, PO, 12/20/2040	1,210	1,154
Series 2011-75, Class SM, IF, IO, 6.43%, 5/20/2041 (g)	813	154
Series 2014-188, Class W, 4.59%, 10/20/2041 (g)	575	649
Series 2012-141, Class WC, 3.70%, 1/20/2042 (g)	353	391
Series 2013-54, Class WA, 4.79%, 11/20/2042 (g)	1,789	2,038
Series 2013-91, Class WA, 4.47%, 4/20/2043 (g)	785	867
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,530
Series 2018-160, Class PA, 3.50%, 7/20/2046	5,381	5,617
Series 2012-H24, Class FG, 1.45%, 4/20/2060 (g)	17	17
Series 2013-H03, Class FA, 1.32%, 8/20/2060 (g)	2	2
Series 2012-H21, Class CF, 1.72%, 5/20/2061 (g)	33	34

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-H05, Class FB, 1.42%, 2/20/2062 (g)	203	203
Series 2012-H15, Class FA, 1.47%, 5/20/2062 (g)	1	1
Series 2012-H26, Class MA, 1.57%, 7/20/2062 (g)	22	22
Series 2012-H28, Class FA, 1.60%, 9/20/2062 (g)	38	38
Series 2012-H29, Class FA, 1.53%, 10/20/2062 (g)	911	911
Series 2012-H31, Class FD, 1.36%, 12/20/2062 (g)	1,069	1,063
Series 2013-H01, Class FA, 1.65%, 1/20/2063	456	457
Series 2013-H08, Class FC, 1.47%, 2/20/2063 (g)	982	980
Series 2013-H04, Class BA, 1.65%, 2/20/2063	198	198
Series 2013-H07, Class HA, 1.43%, 3/20/2063 (g)	1,054	1,051
Series 2013-H09, Class HA, 1.65%, 4/20/2063	442	443
Series 2013-H18, Class JA, 1.62%, 8/20/2063 (g)	1,909	1,911
Series 2014-H01, Class FD, 1.67%, 1/20/2064 (g)	1,253	1,257
Series 2014-H09, Class TA, 1.62%, 4/20/2064 (g)	1,243	1,245
Series 2015-H15, Class FD, 1.46%, 6/20/2065 (g)	1,520	1,514
Series 2015-H15, Class FJ, 1.46%, 6/20/2065 (g)	3,402	3,388
Series 2015-H16, Class FG, 1.46%, 7/20/2065 (g)	2,316	2,307
Series 2015-H23, Class FB, 1.54%, 9/20/2065 (g)	2,323	2,321
Series 2015-H32, Class FH, 1.68%, 12/20/2065 (g)	1,783	1,791
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (g)	8,127	900
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (g)	452	443
Series 2005-RP3, Class 1AF, 0.52%, 9/25/2035 (b) (g)	721	602
Series 2005-RP3, Class 1AS, IO, 3.95%, 9/25/2035 ‡ (b) (g)	544	79
Series 2006-RP2, Class 1AS2, IF, IO, 5.59%, 4/25/2036 ‡ (b) (g)	2,256	400
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	191	202
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	97	98
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	305	320
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	6	5
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	589	603
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,098	817
Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (b) (k)	4,600	4,193
Impac CMB Trust
Series 2004-7, Class 1A1, 0.91%, 11/25/2034 (g)	772	760
Series 2005-4, Class 2A1, 0.77%, 5/25/2035 (g)	113	100
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 0.52%, 5/25/2036 (g)	206	184
Series 2006-2, Class 2A1, 0.52%, 8/25/2036 (g)	79	77
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (g)	329	322
Series 2006-A3, Class 6A1, 3.97%, 8/25/2034 (g)	67	62
Series 2006-A2, Class 4A1, 4.40%, 8/25/2034 (g)	244	243
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.96%, 4/25/2036 (g)	245	211
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	561	340
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.35%, 4/21/2034 (g)	143	139
Series 2004-4, Class 2A1, 3.89%, 5/25/2034 (g)	32	30
Series 2004-13, Class 3A7, 4.51%, 11/21/2034 (g)	330	326
Series 2004-15, Class 3A1, 4.17%, 12/25/2034 (g)	155	141
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4	4
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3	3
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	240	245
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	110	112
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	275	286
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	207	212
Series 2004-6, Class 30PO, PO, 7/25/2034‡	158	134

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	277		293
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	93		78
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(h)	—	(h)
Series 2004-8, PO, 8/25/2019 ‡	1		—	(h)
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(h)	—
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	20		18
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	13		11
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.52%, 5/25/2035 (b) (g)	1,477		677
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	112		93
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.79%, 10/25/2028 (g)	79		76
Series 2003-F, Class A1, 0.81%, 10/25/2028 (g)	829		794
Series 2004-A, Class A1, 0.63%, 4/25/2029 (g)	136		126
Series 2004-1, Class 2A1, 3.53%, 12/25/2034 (g)	191		184
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (g)	244		236
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		36
Series 2003-A1, Class A1, 5.50%, 5/25/2033	39		41
Series 2003-A1, Class A2, 6.00%, 5/25/2033	84		85
P -stla 7.25%, 10/11/2022 ‡	2,600		2,600
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.82%, 5/25/2035 (g)	5		5
RALI Trust
Series 2002-QS16, Class A3, IF, 16.27%, 10/25/2017 (g)	—	(h)	—	(h)
Series 2003-QS9, Class A3, IF, IO, 7.38%, 5/25/2018 ‡ (g)	4		—	(h)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(h)	—
Series 2003-QS12, Class A2A, IF, IO, 7.43%, 6/25/2018 ‡ (g)	—	(h)	—	(h)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	7		6
Series 2004-QA6, Class NB2, 3.01%, 12/26/2034 (g)	690		572
RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.34%, 11/25/2033 (b) (g)	134		134
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(h)	—	(h)
Series 2005-A2, Class A4, IF, IO, 4.88%, 3/25/2035 ‡ (g)	1,227		125
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	280		268
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(h)	—	(h)
Series 2005-SA4, Class 1A1, 3.98%, 9/25/2035 (g)	170		148
RMIP 5.60%, 8/25/2021 ‡	1,798		1,708
SART 4.75%, 7/15/2024	3,144		3,081
4.76%, 6/15/2025	3,238		3,206
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	4,154		4,544
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,722		1,968
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 0.83%, 10/19/2034 (g)	271		257
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.81%, 9/25/2043 (g)	126		121
Series 2004-4, Class 3A, 3.48%, 12/25/2044 (g)	292		282
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (k)	2,795		2,583
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.30%, 2/15/2024 (g)	112		119
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	155		167
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	226		258
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	172		196
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	335		385
Series 1998-1, Class 2E, 7.00%, 3/15/2028	409		461
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	799		903
Series 2003-2, Class Z, 5.00%, 5/15/2033	3,516		4,071

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
vMobo, Inc. 7.50%, 5/31/2024	3,100	2,913
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	648	673
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.42%, 8/25/2033 (g)	44	43
Series 2003-AR9, Class 1A6, 4.31%, 9/25/2033 (g)	766	724
Series 2003-AR9, Class 2A, 4.35%, 9/25/2033 (g)	83	78
Series 2003-S9, Class P, PO, 10/25/2033 ‡	20	17
Series 2003-S9, Class A8, 5.25%, 10/25/2033	364	375
Series 2004-AR3, Class A1, 3.68%, 6/25/2034 (g)	57	55
Series 2004-AR3, Class A2, 3.68%, 6/25/2034 (g)	48	46
Series 2006-AR10, Class 2P, 3.80%, 9/25/2036 ‡ (g)	62	49
Series 2006-AR12, Class 2P, 3.33%, 10/25/2036 ‡ (g)	80	77
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.83%, 4/25/2035 ‡ (g)	1,039	175
Series 2005-2, Class 1A4, IF, IO, 4.88%, 4/25/2035 ‡ (g)	3,460	519
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	941	163
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,124	968
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	929	167
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	205	196
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,339	1,282
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	232	227

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $243,353)		263,525

ASSET-BACKED SECURITIES — 11.2%
Academic Loan Funding Trust Series 2013-1A, Class A, 0.97%, 12/26/2044 (b) (g)	903	856
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	1,951	1,961
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	580	513
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	224	208
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	453	396
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	642	527
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	100	82
Series 2013-2, Class A, 4.95%, 1/15/2023	325	255
Series 2016-2, Class A, 3.65%, 6/15/2028	242	179
Series 2016-3, Class AA, 3.00%, 10/15/2028	346	303
Series 2017-1, Class AA, 3.65%, 2/15/2029	482	447
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	3,856	4,044
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275	1,313
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	3,621	3,839
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	2,122
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	924
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,703	2,852
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	526
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,612
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	440	440
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	572	514
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	916	711
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	695	606
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	1,263	1,101
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	1,992	1,487

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	1,716	1,498
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (b)	3,487	2,276
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	96	94
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	880	881
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,885	4,874
Carvana Auto Receivables Trust
Series 2019-4A, Class A3, 2.30%, 9/15/2023 (b)	1,202	1,208
Series 2019-2A, Class C, 3.00%, 6/17/2024 (b)	4,675	4,653
Series 2019-3A, Class C, 2.71%, 10/15/2024 (b)	5,240	5,165
Chase Funding Trust Series 2003-6, Class 1A7, 5.01%, 11/25/2034 ‡ (k)	447	460
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,157
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	326	325
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	304	272
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	41	41
CoreVest American Finance Trust Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	2,000	1,683
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	748	751
Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	607	609
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964	2,925
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	389	389
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	606
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,065	1,069
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,116
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	846	937
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.07%, 10/25/2034 (g)	74	67
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	266	256
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	4,395	4,222
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	2,097	2,123
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,076	4,121
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	2,203	2,221
Series 2018-2, Class C, 3.63%, 8/15/2024	827	831
Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	1,952
DT Auto Owner Trust Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	433	434
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	14	14
Exeter Automobile Receivables Trust
Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	638	641
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	2,170	2,153
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	3,540	3,421
First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	238	239
Flagship Credit Auto Trust
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	430	432
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,049
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	638	641
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,852	5,231
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	1,184	1,178
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	740	735
Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	1,402	1,382
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (g)	74	64

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	331	333
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	278	277
Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (b)	2,405	2,349
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	538	558
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	1,121	1,065
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	1,755	1,819
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	783	800
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	1,716	1,866
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	185	179
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.37%, 3/25/2036 ‡ (g)	42	41
Kabbage Funding LLC
Series 2019-1, Class A, 3.83%, 3/15/2024 ‡(b)	6,044	5,988
Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (b)	3,070	2,943
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.66%, 8/25/2038 ‡ (b) (g)	2,963	60
Series 2013-2, Class A, IO, 1.95%, 3/25/2039 ‡ (b) (g)	2,933	124
Series 2015-2, Class A, IO, 3.59%, 7/25/2041 ‡ (b) (g)	870	103
Lendingpoint Asset Securitization Trust Series 2019-2, Class A, 3.07%, 11/10/2025 (b)	2,627	2,590
Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (b)	3,319	2,857
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	3,608	3,639
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,316	1,327
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	638	673
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (b)	4,115	3,725
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.57%, 12/7/2020 (g)	218	217
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.04%, 11/25/2033 ‡ (k)	367	373
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,462	1,462
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,880
OneMain Financial Issuance Trust Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,804
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	5,756	5,589
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	3,010	2,746
Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (b) (k)	3,448	3,439
Progress Residential Trust Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (b)	5,000	4,862
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	625	620
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,671
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (k)	287	87
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	697	743
Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (b)	3,955	3,918
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (k)	198	181
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (b)	2,579	2,426
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	70	70
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	357	308

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,044
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	340	344
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,798
Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,052
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,665
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	421	422
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	1,743	1,752
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	198	132
Series 2018-1, Class AA, 3.50%, 3/1/2030	1,020	924
Series 2019-1, Class AA, 4.15%, 8/25/2031	995	930
Series 2019-1, Class A, 4.55%, 8/25/2031	889	661
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,314	1,168
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (b)	4,787	4,746
Vericrest Opportunity Loan Trust
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (b) (k)	2,744	2,600
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (k)	2,966	2,801
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,462
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (b) (k)	2,980	2,812
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (b) (k)	2,530	2,386
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (b) (k)	3,003	2,847
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	568	557
Westlake Automobile Receivables Trust
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	684	686
Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	2,500	2,478
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,299
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	5,892	5,988

TOTAL ASSET-BACKED SECURITIES (Cost $223,063)		217,480

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	582
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (g)	1,300	1,287
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.92%, 5/27/2021 (b) (g)	2,600	2,579
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,923
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	482
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,154
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.57%, 6/11/2041 ‡ (b) (g)	177	—	(h)
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (b) (g)	62	2
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.88%, 8/15/2048 ‡ (g)	486	5
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,695
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (g)	1,060	1,002
Series 2006-GG7, Class AM, 5.62%, 7/10/2038 (g)	46	45
Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045 ‡ (g)	2,335	65

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	1,734	1,812
Series KS01, Class A2, 2.52%, 1/25/2023	954	988
Series KPLB, Class A, 2.77%, 5/25/2025	353	382
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,954
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,791
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,499
Series K070, Class A2, 3.30%, 11/25/2027 (g)	1,748	1,995
FNMA ACES
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (g)	1,874	2,030
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (g)	1,181	1,276
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	8,555	9,333
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	3,815	4,199
Series 2018-M8, Class A2, 3.33%, 6/25/2028 (g)	2,580	2,928
Series 2018-M10, Class A2, 3.38%, 7/25/2028 (g)	3,335	3,821
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (g)	3,376	3,838
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	1,029
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.71%, 11/15/2038 ‡ (b) (g)	2,109	1
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.55%, 12/12/2049 ‡ (b) (g)	402	—	(h)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.59%, 12/15/2043 ‡ (b) (g)	426	—	(h)
Series 2007-HQ11, Class X, IO, 0.17%, 2/12/2044 ‡ (b) (g)	404	—	(h)
MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	2,036
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (b)	2,685	2,548
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	648
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,277
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	885
Series 2012-C2, Class XA, IO, 1.30%, 5/10/2063 ‡ (b) (g)	6,958	158
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,016
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,427
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,628	1,645
Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (b) (g)	400	321
Series 2012-C6, Class A4, 3.44%, 4/15/2045	775	786

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $71,718)		75,444

U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
Resolution Funding Corp. STRIPS DN, 2.88%, 10/15/2027 (a)	510	471
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	10,531
4.63%, 9/15/2060	304	481
Tennessee Valley Authority STRIPS
DN, 3.68%, 11/1/2025 (a)	5,000	4,749
DN, 4.90%, 6/15/2035 (a)	800	599

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,258)		16,831

MUNICIPAL BONDS — 0.6% (l)
California — 0.1%
General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	569

Transportation — 0.1%
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	440	575

Total California		1,144

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York — 0.2%
Special Tax — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	360	485

Transportation — 0.2%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,603
Series 165, Rev., 5.65%, 11/1/2040	440	627
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,600

		5,830

Total New York		6,315

Ohio — 0.3%
Education — 0.2%
Ohio State University, General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	400
Series A, Rev., 4.80%, 6/1/2111	1,563	2,251
Rev., 5.59%, 12/1/2114	200	295

		2,946

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,066

Total Ohio		5,012

TOTAL MUNICIPAL BONDS (Cost $9,160)		12,471

FOREIGN GOVERNMENT SECURITIES — 0.5%
Province of Quebec (Canada) 7.36%, 3/6/2026 (k)	377	507
Republic of Colombia (Colombia) 4.00%, 2/26/2024	922	969
4.50%, 1/28/2026	581	631
7.38%, 9/18/2037	200	276
5.63%, 2/26/2044	200	242
5.00%, 6/15/2045	515	585
Republic of Panama (Panama) 4.50%, 4/16/2050	325	384
Republic of Peru (Peru) 5.63%, 11/18/2050	88	137
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	669
United Mexican States (Mexico) 3.60%, 1/30/2025	788	825
4.13%, 1/21/2026	316	338
3.75%, 1/11/2028	1,216	1,258
4.60%, 1/23/2046	2,113	2,179

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $8,530)		9,000

	Shares (000)
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (m) (n) (Cost $32,465)	32,457	32,490

Total Investments — 101.6% (Cost $1,853,469)		1,976,067
Liabilities in Excess of Other Assets — (1.6)%		(31,739)

Net Assets — 100.0%		1,944,328

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(a)	The rate shown is the effective yield as of May 31, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(h)	Amount rounds to less than one thousand.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Defaulted security.
(k)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$152,433	$65,047	$217,480
Collateralized Mortgage Obligations	—	239,793	23,732	263,525
Commercial Mortgage-Backed Securities	—	71,057	4,387	75,444
Corporate Bonds	—	480,794	—	480,794
Foreign Government Securities	—	9,000	—	9,000
Mortgage-Backed Securities	—	344,278	—	344,278
Municipal Bonds	—	12,471	—	12,471
U.S. Government Agency Securities	—	16,831	—	16,831
U.S. Treasury Obligations	—	523,754	—	523,754
Short-Term Investments
Investment Companies	32,490	—	—	32,490

Total Investments in Securities	$32,490	$1,850,411	$93,166	$1,976,067

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$72,411	$—	(a)	$(4,707)	$(27)	$157	$(8,951)	$6,164	$—	$65,047
Collateralized Mortgage Obligations	20,213	—		(23)	(242)	975	(1,842)	4,651.00	—	23,732
Commercial Mortgage-Backed Securities	4,846	—		(435)	(30)	6	— (a)	—	—	4,387

Total	$97,470	$—	(a)	$(5,165)	$(299)	$1,138	$(10,793)	$10,815	$—	$93,166

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(5,149,000).

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$51,977	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (8.64%)
			Constant Default Rate	0.00% - 4.92% (0.09%)
			Yield (Discount Rate of Cash Flows)	2.17% - 17.77% (6.85%)

Asset-Backed Securities	51,977

	11,604	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (59.89%)
			PSA Prepayment Model	0.00% 0.00% (0.00%)
			Constant Default Rate	0.00% - 4.92% (1.00%)
			Yield (Discount Rate of Cash Flows)	1.39% - 33.06% (6.93%)

Collateralized Mortgage Obligations	11,604

	4,381	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.96%)
			Yield (Discount Rate of Cash Flows)	-0.96% - 13.57% (4.60%)

Commercial Mortgage-Backed Securities	4,381

Total	$67,962

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $25,204,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (a) (b)	$58,446	$235,034	$261,022	$21	$11	$32,490	32,457	$78	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	619	1,680	2,299	—	—	—	—	1	—

Total	$59,065	$236,714	$263,321	$21	$11	$32,490		$79	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.